As filed with the Securities and Exchange Commission on October 27, 2000.

                                                    1933 Act File No. 2-49560
                                                    1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                  --

                            Pre-Effective Amendment
                      No. Post-Effective Amendment No. 55
                                                       --

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                      --
                                Amendment No. 43
                                              --

                             USAA MUTUAL FUND, INC.
               ______________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                9800 Fredericksburg Road, San Antonio, TX 78288
               ______________________________________________________
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0600
                                                          --------------

                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                      _____________________________________
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

____ immediately upon filing pursuant to paragraph (b)
_X__ on October 27, 2000 pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        Exhibit Index on Pages 137 - 142

                                     Part A

                              Prospectuses for the
                S&P 500 Index Fund, Extended Market Index Fund,
                Nasdaq-100 Index Fund, Global Titans Index Fund,
                            and Capital Growth Fund
                              are included herein

                 Not included in this Post-Effective Amendment
                          are the Prospectuses for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
                 Money Market Fund, Science & Technology Fund,
             First Start Growth Fund, Intermediate-Term Bond Fund,
            High-Yield Opportunities Fund, and Small Cap Stock Fund

                                     Part A

                             The Prospectus for the
                              S&P 500 Index Fund,
                          Extended Market Index Fund,
              Nasdaq-100 Index Fund, and Global Titans Index Fund

                                                               PROSPECTUS
                                                               OCTOBER 27, 2000

                               USAA INDEX FUNDS

TABLE OF CONTENTS
-----------------------------------------------------------------
Overview of Index Funds                                         2
-----------------------------------------------------------------
USAA S&P 500 Index Fund                                         4
-----------------------------------------------------------------
USAA Extended Market Index Fund                                 8
-----------------------------------------------------------------
USAA Nasdaq-100 Index Fund                                     12
-----------------------------------------------------------------
USAA Global Titans Index Fund                                  15
-----------------------------------------------------------------
The Basics of Index Investing                                  18
-----------------------------------------------------------------
Fund and Portfolio Management                                  19
-----------------------------------------------------------------
Using Mutual Funds in an Investment Program                    22
-----------------------------------------------------------------
How to Invest                                                  22
-----------------------------------------------------------------
How to Redeem                                                  24
-----------------------------------------------------------------
Important Information About Purchases and Redemptions          25
-----------------------------------------------------------------
Exchanges                                                      25
-----------------------------------------------------------------
Shareholder Information                                        26
-----------------------------------------------------------------
Financial Highlights                                           29
-----------------------------------------------------------------
Appendix A                                                     30
-----------------------------------------------------------------
Appendix B                                                     32
-----------------------------------------------------------------
Appendix C                                                     33
-----------------------------------------------------------------

     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     AN INVESTMENT IN THESE FUNDS IS NOT A DEPOSIT OF USAA FEDERAL SAVINGS BANK, OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

USAA INDEX FUNDS
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUHGOUT THE PROSPECTUS

OVERVIEW OF INDEX FUNDS

WHAT ARE INDEX FUNDS?

[SIDE BAR]
     FUND INCEPTION DATES
     S&P 500 Index
     MAY 1, 1996

     Extended Market Index
     Nasdaq-100 Index
     Global Titans Index
     OCTOBER 27, 2000

Index funds are mutual funds that attempt to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you a choice of four index funds that provide you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly. For additional information on index investing, see THE BASICS OF INDEX INVESTING on page 18.

The chart below shows the performance of three of the four benchmark indices relevant to the USAA Index Funds: the S&P 500(R) Index, the Wilshire 4500 Index(R), and the Nasdaq-100 Index(R). The chart shows total returns for each of the ten years ended December 1999. Performance information for the Dow Jones Global Titans IndexSM is unavailable. How the indices performed in the past does not indicate how they will perform in the future. Past performance of an index should not be viewed as an indication of the Funds' future performance. For the actual past performance of the USAA S&P 500 Index Fund, see page 5.

[BAR GRAPH]
CALENDAR YEAR                               TOTAL RETURN
                         S&P 500 INDEX   WILSHIRE 400 INDEX   NASDAQ-100 INDEX
1990                          -3.11               -13.58              -10.41
1991                          30.40                43.45               64.99
1992                           7.61                11.87                8.86
1993                          10.06                14.57               10.58
1994                           1.31                -2.66                1.50
1995                          37.53                33.48               42.54
1996                          22.95                17.18               42.54
1997                          33.35                25.69               20.63
1998                          28.03                 8.63               85.31
1999                          21.03                35.49              101.95

USAA INDEX FUNDS - 2

                     A BRIEF DESCRIPTION OF THE BENCHMARKS

THE S&P 500 INDEX(1) is a well-known stock market index that includes common stock of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stock are listed on the New York Stock Exchange. See APPENDIX C on page 33 for ADDITIONAL INFORMATION ON THE S&P 500 INDEX.

THE WILSHIRE 4500 INDEX (2) is a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stock in the Wilshire 5000 except for stocks included in the S&P 500. See APPENDIX C on page 33 for ADDITIONAL INFORMATION ON THE WILSHIRE 4500 INDEX.

THE NASDAQ-100 INDEX(3) is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. See APPENDIX C on page 33 for the ADDITIONAL INFORMATION ON THE NASDAQ-100 INDEX.

THE DOW JONES GLOBAL TITANS INDEX(4) is a market capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and on national borders to define their territories. See APPENDIX C on page 33 for ADDITIONAL INFORMATION ON THE DOW JONES GLOBAL TITANS INDEX.

1 "STANDARD & POOR'S (R)",  "S&P(R)",  "STANDARD & POOR'S 500,"  AND  "500" ARE
  TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE. 2 "WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK FOR WILSHIRE
  ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE.
3 NASDAQ-100(R), NASDAQ-100 INDEX(R),  AND NASDAQ(R) ARE TRADE OR SERVICE MARKS
  OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE.
4 "DOW JONES" AND "DOW JONES  GLOBAL TITANS INDEX(SM)" ARE SERVICE MARKS OF DOW
  JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE.

ARE THESE FUNDS FOR YOU?

THESE FUNDS MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF...

   * You are looking for a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market.

   * You are willing to accept a moderate to a very high level of risk.

THESE FUNDS MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF...

   * You need steady income and stability of principal.
   * You are unwilling to take greater risk for long-term goals.
   * You need an investment that provides tax-free income.

The Funds by themselves do not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

                                                                 3 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

USAA S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to match, before fees and expenses, the performance of the S&P 500 INDEX. The S&P 500 Index emphasizes stocks of large U.S. companies. The Company's Board of Directors may change the Fund's investment objective without shareholder approval.

[SIDE BAR]
     THE S&P 500 INDEX
     THE STOCKS THAT MAKE UP THE INDEX ARE CURRENTLY THE 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. EACH STOCK IN THE INDEX CONTRIBUTES TO THE INDEX IN THE SAME PROPORTION AS THE VALUE OF ITS SHARES. THE "500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

INVESTMENT STRATEGY
We are the Fund's investment adviser. Unlike other mutual funds that directly acquire and manage their own portfolio securities, we will attempt to achieve the objective by investing all of the Fund's investable assets in the Equity 500 Index Portfolio (Equity 500 Portfolio), a separately registered investment company advised by Bankers Trust Company (Bankers Trust) with a substantially similar investment objective as the Fund. Therefore, your interest in the
Equity 500 Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Equity 500 Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

To  track  the S&P 500  Index as  closely  as  possible,  under  normal  market conditions, Bankers Trust will invest at least 80% of the Equity 500 Portfolio's assets in stocks of companies included in the S&P 500 Index. In seeking to mirror the performance of the S&P 500 Index, Bankers Trust attempts to allocate the Equity 500 Portfolio's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the Index's value. The investment performance of the Fund will correspond directly to the investment performance of the Equity 500 Portfolio. Bankers Trust may exclude or may remove any S&P stock from the Portfolio, if Bankers Trust believes that the stock is illiquid or has impaired financial conditions due to extraordinary events.

MAIN RISKS OF INVESTING

MARKET RISK
The Fund is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

CASH FLOW AND TRACKING ERROR RISKS
While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund and the Equity 500 Portfolio to meet its investment objective depends to some extent on the cash flow in and out of the Fund and other investors in the Equity 500 Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, it may result in the Equity 500 Portfolio having to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Index. Because of the differences between the Index and the portfolio of the Equity 500 Portfolio, the Fund in turn may not track the Index perfectly.

MASTER-FEEDER STRUCTURE RISK
As a feeder fund in a master-feeder structure, the S&P 500 Index Fund is subject to certain risk. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Equity 500 Portfolio. For example, if a large feeder fund withdraws from the Equity 500 Portfolio, the remaining funds may experience proportionately higher operating expenses resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Equity 500 Portfolio may become less diverse, result-

USAA INDEX FUNDS - 4
ing in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Equity 500 Portfolio could have effective voting control of the operations of the Equity 500 Portfolio.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

FLUCTUATION OF INVESTMENT VALUE
Bankers Trust attempts to keep the Equity 500 Portfolio fully invested in securities that are representative of the S&P 500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

With respect to the S&P 500 Index Fund, the following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

[BAR CHART]
                     CALENDAR YEAR       TOTAL RETURN
                         1997*               33.03
                         1998                28.62
                         1999                20.67

                    *Fund began operations on May 1, 1996.

[SIDE BAR]
     9-MONTH TOTAL RETURN
     -1.54% (9/30/00)

     BEST QUARTER
     21.33% 4TH QTR. 1998

     WORST QUARTER
     -9.83% 3RD QTR. 1998

     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

The following table shows how the Fund's average annual TOTAL RETURNS for the one-year period, as well as the life of the Fund, compared to those of the S&P 500 Index itself. Remember, historical performance does not necessarily indicate what will happen in the future.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 1999)

                                               PAST         SINCE INCEPTION
                                              1 YEAR          MAY 1, 1996
-------------------------------------------------------------------------------
       S&P 500 Index Fund*                    20.67%            27.15%
       S&P 500 Index                          21.03%            27.33%
-------------------------------------------------------------------------------
* EXCLUDES $10 ACCOUNT MAINTENANCE FEE, WHICH IS WAIVED FOR ACCOUNTS OF $10,000 OR MORE.

FEES AND EXPENSES
This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS
There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

                   REDEMPTION                ANNUAL ACCOUNT
                      FEE                   MAINTENANCE FEE
-------------------------------------------------------------------------------
                      None          $10 (for accounts under $10,000)

                                                                 5 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS
Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, transfer agency, and legal fees. The figures below are based upon the actual expenses of the Fund and Portfolio combined during the past fiscal year ended December 31, 1999, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12-b FEES
     SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

          MANAGEMENT       DISTRIBUTION         OTHER         TOTAL ANNUAL
             FEES          (12b-1) Fees       EXPENSES     OPERATING EXPENSES
-------------------------------------------------------------------------------
            .11%             None              .07%              .18%*

* WE ARE CONTRACTUALLY ENTITLED TO RECEIVE FEES FROM THE FUND ONLY TO THE EXTENT THAT THE AGGREGATE ANNUAL OPERATING EXPENSES OF THE FUND AND THE PORTFOLIO DO NOT EXCEED .18% OF THE FUND'S ANA.

  USAA SHAREHOLDER ACCOUNT SERVICES, THE FUND'S TRANSFER AGENT, ASSESSES A $10 ANNUAL ACCOUNT MAINTENANCE FEE TO ALLOCATE PART OF THE FIXED COSTS OF
  MAINTAINING SHAREHOLDER ACCOUNTS. WE DEDUCT $2.50 PER QUARTER FROM YOUR DIVIDENDS TO PAY THE ANNUAL FEE. WE WILL WAIVE THIS FEE IF YOU MAINTAIN AN ACCOUNT BALANCE OF $10,000 OR MORE. SEE Shareholder Information ON PAGE 26 FOR FURTHER INFORMATION.

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

               1 YEAR           3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------
                 $18              $58              $101              $230

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Q    WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

A Under normal market conditions, Bankers Trust will attempt to invest as much of the Equity 500 Portfolio's assets as is practical in stocks included in the S&P 500 Index. However, the Equity 500 Portfolio may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options.

     The Equity 500 Portfolio may invest, to a limited extent, in stock index futures and options. The Equity 500 Portfolio will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Equity 500 Portfolio invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Equity 500 Portfolio's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

[SIDE BAR]
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE USED AS A LOW-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET WITHOUT INVESTING DIRECTLY IN THOSE SECURITIES.

For a description of the futures and options the Equity 500 Portfolio may use and some of their associated risks, see APPENDIX A on page 30.

USAA INDEX FUNDS - 6

Q    HOW DO FUNDS IN A MASTER-FEEDER STRUCTURE OPERATE?

[SIDE BAR]
                              HOW A MASTER-FEEDER
                              STRUCTURE OPERATES:
                          YOU BUY SHARES IN THE FUND
                                    [ARROW]
                            THE FUND INVEST IN THE
                                  PORTOFOLIO
                                    [ARROW]
                            THE PORTFOLIO INVEST IN
                             S&P 500 INDEX STOCKS
                             AND OTHER SECURITIES

A The Equity 500 Portfolio is considered a master fund. The S&P 500 Index Fund is considered a feeder fund and invests all of its assets in the Equity 500 Portfolio. The Equity 500 Portfolio may also accept investments from other feeder funds, typically mutual funds or institutional investors. All feeder funds will invest in the Equity 500 Portfolio under the same terms and conditions and will bear the Equity 500 Portfolio's expenses in proportion to their assets. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. Therefore, investors in different feeder funds may experience different returns.

     The Equity 500 Index Fund may withdraw its investment from the Equity 500 Portfolio at any time if the Board of Directors determines that it is in the best interest of the Fund's shareholders to do so. Certain changes in the Equity 500 Portfolio's investment objective, policies, or restrictions may require the Fund to withdraw its interest in the Equity 500 Portfolio. Upon any such withdrawal, we would become responsible for directly managing the assets of the Fund. In addition, the Board of Directors would then consider whether to invest in a different master portfolio or take other action, such as the selection of a sub-adviser. See CHANGE OF Subadvisers on page 20 for additional information.

PORTFOLIO MANAGER
Bankers Trust, an indirect wholly owned subsidiary of Deutsche Bank AG, is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions, and private clients. Investment management is a core business of Bankers Trust, with assets under its global management totaling $192 billion as of August 30, 2000. Of that total, approximately $156 billion is in U.S. assets.

                                                                 7 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
The Fund seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the WILSHIRE 4500 INDEX. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. The Company's Board of Directors may change the Fund's investment objective without shareholder approval.

[SIDE BAR]
     THE WILSHIRE 4500 INDEX
     THE INDEX WAS CREATED ON DECEMBER 31, 1983. IT MEASURES THE PERFORMANCE OF ALL SMALL-AND MID-CAP STOCKS REGULARLY TRADED ON THE AMERICAN AND NEW YORK STOCK EXCHANGES AND THE NASDAQ OVER-THE- COUNTER MARKET. IT IS CON-STRUCTED USING THE WILSHIRE 5000 SECURITIES WITH THE SECURITIES IN THE STANDARD & POOR'S 500 INDEX REMOVED.

INVESTMENT STRATEGY
We are the Fund's investment adviser. Unlike other mutual funds that directly acquire and manage their own portfolio securities, we will attempt to achieve the objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

To track the Wilshire 4500 Index as closely as possible, under normal market conditions, MLQA will invest at least 80% of the Extended Market Portfolio's assets in stocks of companies that are included in the Wilshire 4500 Index. In seeking to mirror the performance of the Wilshire 4500 Index, MLQA attempts to allocate the Extended Market Portfolio's investments among stocks in approximately the same weightings as the Wilshire 4500 Index, beginning with the stocks that make up the larger portion of the Index's value. It will not be MLQA's intent, however, to fully replicate the Wilshire 4500 Index, because the Index includes more than 6,500 stocks. MLQA may exclude any Wilshire 4500 Index stock from the Extended Market Portfolio due to that stock's illiquidity, high transaction costs, or small weighting in the Index.

MAIN RISKS OF INVESTING

MARKET RISK
The Fund is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

CASH FLOW AND TRACKING ERROR RISKS
While the Fund attempts to match the Wilshire 4500 Index as closely as possible, the ability of the Extended Market Portfolio to meet its investment objective depends to some extent on the cash flow in and out of the Fund and other investors in the Extended Market Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, it may result in the Extended Market Portfolio having to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Wilshire 4500 Index. Because of the differences between the Index and the portfolio of the Extended Market Portfolio, the Fund in turn may not track the Index perfectly. Because this Fund selects a representative sample of stocks from the Wilshire 4500 Index as opposed to investing in each stock composing the Index, tracking error may at times be higher than a fund that invests in each stock of the Wilshire 4500 Index.

USAA INDEX FUNDS - 8

MASTER-FEEDER STRUCTURE RISK
As a feeder fund in a master-feeder structure, the Fund is subject to certain risk. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Extended Market Portfolio may own fewer stocks composing the Index, resulting in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Extended Market Portfolio could have effective voting control of the operations of the Extended Market Portfolio.

SMALL-CAPITALIZATION RISK
Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

FLUCTUATION OF INVESTMENT VALUE
MLQA attempts to keep the Extended Market Portfolio fully invested in securities that are representative of the Wilshire 4500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the portfolio of the Extended Market Portfolio.

Performance history for the Extended Market Index Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

FEES AND EXPENSES
This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS
There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS
Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, transfer agency, and legal fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets (ANA). The figures below are based upon the Fund and Extended Market Portfolio combined and are calculated as a percentage of ANA.

[SIDE BAR]
     12b-FEES
     SOME MUTUAL FUNDS CHARGE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

        MANAGEMENT       DISTRIBUTION         OTHER         TOTAL ANNUAL
           FEES          (12b-1) Fees       EXPENSES     OPERATING EXPENSES
-------------------------------------------------------------------------------
           .39%             None              1.06%            1.45%*

* WE HAVE VOLUNTARILY AGREED TO LIMIT THE EXTENDED MARKET INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO .50% OF ITS ANA AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THAT AMOUNT UNTIL MAY 1, 2001. UP TO OCTOBER 27, 2003,

                                                                 9 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

  WE MAY RECOVER FROM THE FUND AMOUNTS REIMBURSED, SUBJECT TO CERTAIN LIMITATIONS. WITH THIS REIMBURSEMENT, THE FUND'S TOTAL ANNUAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                REIMBURSEMENT FROM             ACTUAL FUND
         TOTAL ANNUAL             USAA INVESTMENT          OPERATING EXPENSES
      OPERATING EXPENSES        MANAGEMENT COMPANY         AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
             1.45%                     .95%                       .50%

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                             1 YEAR          3 YEARS
             -------------------------------------------------------
                              $148             $423

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Q    WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

A Under normal market conditions, the Extended Market Portfolio's assets will be invested, as is practical, in stocks included in the Wilshire 4500 Index. However, the Extended Market Portfolio may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

     The Extended Market Portfolio may invest, to a limited extent, in stock index futures and options. The Extended Market Portfolio will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Extended Market Portfolio invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Extended Market Portfolio's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

[SIDE BAR]
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE USED AS A LOW-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET WITHOUT INVESTING DIRECTLY IN THOSE SECURITIES.

     For a description of the futures and options the Extended Market Portfolio may use and some of their associated risks, see APPENDIX A on page 30.

USAA INDEX FUNDS - 10

[SIDE BAR]
                              HOW A MASTER-FEEDER
                              STRUCTURE OPERATES:
                          YOU BUY SHARES IN THE FUND
                                    [ARROW]
                            THE FUND INVESTS IN THE
                                   PORTFOLIO
                                    [ARROW]
                            THE PORTFOLIO INVEST IN
                          WILSHIRE 4500 INDEX STOCKS
                             AND OTHER SECURITIES

Q    HOW DO FUNDS IN A MASTER-FEEDER STRUCTURE OPERATE?

A The Extended Market Portfolio is considered a master fund. The Extended Market Index Fund is considered a feeder fund and invests all of its assets in the Extended Market Portfolio. The Extended Market Portfolio may also accept investments from other feeder funds, typically mutual funds or institutional investors. All feeder funds will invest in the Extended Market Portfolio under the same terms and conditions and will bear the
     Extended  Market  Portfolio's  expenses  in  proportion  to their  assets.
     However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. Therefore, investors in different feeder funds may experience different returns.

     The Extended Market Index Fund may withdraw its investment from the Extended Market Portfolio at any time if the Board of Directors determines that it is in the best interest of the Fund's shareholders to do so. Certain changes in the Extended Market Portfolio's investment objective, policies, or restrictions may require the Fund to withdraw its interest in the Extended Market Portfolio. Upon any such withdrawal, we would become responsible for directly managing the assets of the Fund. In addition, the Board of Directors would then consider whether to invest in a different master portfolio or take other action, such as the selection of a
     subadviser.   See  CHANGE  OF   SUBADVISERS  on  page  20  for  additional
     information.

PORTFOLIO MANAGER

Merrill Lynch Quantitative Advisers (MLQA) operates as a division of Fund Asset Management, L.P. (FAM) a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. FAM is an affiliate of Merrill Lynch Investment Managers, L.P.
(MLIM), which is a wholly owned subsidiary of Merrill Lynch & Co. MLIM is one of the world's largest global investment management organizations and had approximately $571 billion in investment company and other portfolio assets under management as of September 30, 2000. FAM has both the experience and expertise to offer a broad range of investment services to many diversified market segments. FAM's Quantitative Advisers division specializes in managing index and quantitative portfolios and is headed by a group of professionals who have been together over 15 years.

                                                                11 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the NASDAQ-100 INDEX. The Nasdaq-100 Index represents the largest nonfinancial stocks traded on The Nasdaq Stock Market. The Company's Board of Directors may change the Fund's investment objective without shareholder approval.

[SIDE BAR]
     THE NASDAQ-100 INDEX
     THE INDIVIDUAL STOCKS THAT MAKE UP THE INDEX HAVE TOTAL MARKET VALUES RANGING IN SIZE FROM $951.2 MILLION TO $401.1 BILLION AS OF OCTOBER 1, 2000.

INVESTMENT STRATEGY
We are the Fund's investment adviser. We have retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. Eligibility criteria include a minimum average daily trading volume of 100,000 shares. The security must be of a nonfinancial company, not currently in bankruptcy, and only one class of the security is allowed. The security must have "seasoned" on The Nasdaq Stock Market or another recognized market, meaning that the security has been listed on a market for at least two years. If a security would otherwise qualify to be in the top 25% of the issuers included in the Index by market capitalization, then a one-year "seasoning" criteria would apply. If the security is a foreign security, the company must have a worldwide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day, and be eligible for listed options trading. Additionally, a security may not be added to the Index if it has entered into any agreement that would result in it no longer being listed on The Nasdaq Stock Market within the next six months.

Barclays will normally invest in all the stocks in the Nasdaq-100 Index in roughly the same proportions as their weightings in the Index. While Barclays attempts to replicate the Index, there may be times when the Fund and the Index do not match exactly. At times, Barclays may purchase a stock not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index.

MAIN RISKS OF INVESTING

MARKET RISK
The Fund is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

SECTOR RISK
The returns from a specific type of security may trail returns from other asset classes or the overall market. For example, the stocks that make up the Index are currently heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund's performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

CASH FLOW AND TRACKING ERROR RISKS
While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out

USAA INDEX FUNDS - 12
of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Nasdaq-100 Index. Because of the differences between the Index and the Fund's portfolio, the Fund may not track the Nasdaq-100 Index perfectly.

NONDIVERSIFICATION RISK
The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

FOREIGN INVESTING RISK
Because the Fund may invest in securities of foreign issuers, it is subject to the risks of foreign investing. These risks include currency-exchange-rate fluctuations; increased-price volatility; different accounting, reporting, and disclosure requirements; and political or social instability.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

FLUCTUATION OF INVESTMENT VALUE
Barclays attempts to keep the Fund's portfolio fully invested in securities that are representative of the Nasdaq-100 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

Performance history for the Nasdaq-100 Index Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

FEES AND EXPENSES
This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS
There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS
Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, transfer agency, and legal fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-FEES
     SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

         MANAGEMENT       DISTRIBUTION         OTHER         TOTAL ANNUAL
            FEES          (12b-1) Fees       EXPENSES     OPERATING EXPENSES
-------------------------------------------------------------------------------
            .55%             None              1.08%            1.63%*

* WE HAVE VOLUNTARILY AGREED TO LIMIT THE NASDAQ-100 INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO .85% OF ITS ANA AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THAT AMOUNT UNTIL MAY 1, 2001. UP TO OCTOBER 27, 2003, WE MAY

                                                                13 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

  RECOVER FROM THE FUND AMOUNTS REIMBURSED, SUBJECT TO CERTAIN LIMITATIONS. WITH THIS REIMBURSEMENT, THE FUND'S TOTAL ANNUAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                             REIMBURSEMENT FROM             ACTUAL FUND
       TOTAL ANNUAL           USAA INVESTMENT           OPERATING EXPENSES
    OPERATING EXPENSES       MANAGEMENT COMPANY         AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
          1.63%                     .78%                       .85%

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                                 1 YEAR          3 YEARS
                   ---------------------------------------------------
                                 $166              $479

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Q    WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

A Under normal market conditions, the Fund's assets will be invested, as is practical, in stocks included in the Nasdaq-100 Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

     The Fund may invest, to a limited extent, in stock index futures and options. The Fund will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Fund invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

[SIDE BAR]
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE USED AS A LOW-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET WITHOUT INVESTING DIRECTLY IN THOSE SECURITIES.

For a description of the futures and options the Fund may use and some of their associated risks, see APPENDIX A on page 30.

PORTFOLIO MANAGER
Barclays is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC). Barclays has provided asset management, administration, and advisory services for over 25 years. As of June 30, 2000, Barclays Global Investors and its affiliates, including Barclays, provided investment advisory services for over $833 billion of assets.

USAA INDEX FUNDS - 14

-------------------------------------------------------------------------------
USAA GLOBAL TITANS INDEX FUND

OBJECTIVE
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the DOW JONES GLOBAL TITANS INDEX. The Dow Jones Global Titans Index currently consists of the 50 largest multinational companies in the world. Each of these companies currently has a MARKET CAPITALIZATION of at least $20 billion. The Company's Board of Directors may change the Fund's investment objective without shareholder approval.

[SIDE BAR]
     THE DOW JONES GLOBAL TITANS INDEX
     THE INDEX BEGAN TO BE CALCULATED IN JULY 1999 AND CONSISTS OF SECURITIES OF COMPANIES THAT ARE SELECTED BASED ON A GLOBAL OR MULTINATIONAL STANDARD. THEREFORE, THESE COMPANIES MAY BE HEADQUARTERED ANYWHERE IN THE WORLD, ARE MARKET AND INDUSTRY LEADERS ON A GLOBAL LEVEL, AND HAVE INTERNATIONAL EXPOSURE EITHER FROM SELLING PRODUCTS OUTSIDE THEIR HOME MARKETS OR PROVIDING SERVICES TO OVERSEAS CLIENTS.

     MARKET CAPITALIZATION (MARKET CAP)
     IS THE TOTAL  MARKET  VALUE OF A  COMPANY'S  OUTSTANDING  SHARES OF COMMON
     STOCK.

INVESTMENT STRATEGY
We are the Fund's investment adviser. We have retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays will attempt to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Dow Jones Global Titans Index.

The Dow Jones Global Titans Index consists of securities of the 50 largest multinational companies in the world. The size of the companies is measured by assets, book value, sales/revenue, net profit, and foreign sales rankings. Any domestic-focused companies without multinational operations are ineligible for the Index, no matter how large or successful within domestic markets.

It is the intention of Dow Jones that the major characteristics of the Index be: market leadership; multinational exposure; global diversification (at both a regional/country and industry/sector level); high liquidity; low turnover; and sufficient market coverage.

Barclays may invest the Fund's assets in foreign securities to the extent such securities are included in the Index. Currently, foreign securities make up just under 40% of the Index's components and one-third of its market value. The Index currently includes companies from the United States, Switzerland, the United Kingdom, Germany, Netherlands, Japan, France, and Finland and may include companies from other countries in the future.

MAIN RISKS OF INVESTING

MARKET RISK
The Fund is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

CASH FLOW AND TRACKING ERROR RISKS
While the Fund attempts to match the Dow Jones Global Titans Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Dow Jones Global Titans Index. Because of the differences between the Index and the Fund's portfolio, the Fund may not track the Dow Jones Global Titans Index perfectly.

NONDIVERSIFICATION RISK
The Fund is considered nondiversified, which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase

                                                                15 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

the  volatility  of the  Fund's  investment  results  because  it  may be  more
susceptible  to  risks  associated  with  a  single  economic,   political,  or
regulatory event than a diversified fund.

FOREIGN INVESTING RISK
Because the Fund may invest in foreign securities, it is subject to the risks of foreign investing. These risks include currency-exchange-rate fluctuations; foreign-market illiquidity; increased- price volatility; exchange-control regulations; foreign-ownership limits; political instability; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

FLUCTUATION OF INVESTMENT VALUE
Barclays attempts to keep the Fund's portfolio fully invested in securities that are representative of the Dow Jones Global Titans Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

Performance history for the Global Titans Index Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

FEES AND EXPENSES
This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS
There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATION EXPENSES -- INDIRECT COSTS
Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, transfer agency, and legal fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-FEES
     SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

      MANAGEMENT       DISTRIBUTION         OTHER         TOTAL ANNUAL
        FEES          (12b-1) Fees        EXPENSES     OPERATING EXPENSES
-------------------------------------------------------------------------------
        .60%              None              2.21%            2.81%*

* WE HAVE VOLUNTARILY AGREED TO LIMIT THE GLOBAL TITANS INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO .85% OF ITS ANA AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THAT AMOUNT UNTIL MAY 1, 2001. UP TO OCTOBER 27, 2003, WE MAY RECOVER FROM THE FUND AMOUNTS REIMBURSED, SUBJECT TO CERTAIN LIMITATIONS. WITH THIS REIMBURSEMENT, THE FUND'S TOTAL ANNUAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                              REIMBURSEMENT FROM           ACTUAL FUND
       TOTAL ANNUAL            USAA INVESTMENT          OPERATING EXPENSES
    OPERATING EXPENSES        MANAGEMENT COMPANY        AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
          2.81%                     1.96%                      .85%

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                                 1 YEAR          3 YEARS
                    ---------------------------------------------------
                                 $284              $786

USAA INDEX FUNDS - 16

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Q    WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

A Under normal market conditions, the Fund's assets will be invested, as is practical, in stocks included in the Dow Jones Global Titans Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

     The Fund may invest, to a limited extent, in stock index futures and options. The Fund will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Fund invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

[SIDE BAR]
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE USED AS A LOW-COST METHOD OF GAINING EXPOSURE TO PARTICULAR SECURITIES MARKET WITHOUT INVESTING DIRECTLY IN THOSE SECURITIES.

     For a description of the futures and options the Fund may use and some of their associated risks, see APPENDIX A on page 30.

PORTFOLIO MANAGER
Barclays is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC). Barclays has provided asset management, administration, and advisory services for over 25 years. As of June 30, 2000, Barclays Global Investors and its affiliates, including Barclays, provided investment advisory services for over $833 billion of assets.

                                                                 17 -PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

THE BASICS OF INDEX INVESTING

Q    HOW ARE THE FUNDS' PORTFOLIOS MANAGED?

A The Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Funds utilize a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of a particular index.

     Generally, this is done by one of two methods. Some index funds hold each stock found in their target index in approximately the same proportions as represented in the index itself. This method of indexing is called a "replication" method. For example, if 5% of the Nasdaq-100 Index were made up of the stock of a specific company, a fund tracking that Index (such as the Nasdaq-100 Index Fund) would invest approximately 5% of its assets in that company. The Nasdaq-100 Index Fund and the Global Titans Index Fund are generally managed under this approach.

     The second method of indexing is referred to as a "sampling" method. Because it would be very expensive to buy and hold all of the stocks held in a particular index (such as the Wilshire 4500 Index, which includes more than 6,500 stocks) many index funds select a representative sample of stocks from the targeted index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratios, dividend yield, and other characteristics. For example, if 10% of the Wilshire 4500 Index were made up of technology stocks, the Extended Market Portfolio would invest approximately 10% of its assets in some, but not all, of the technology stocks included in the Index. The Extended Market Portfolio and the Equity 500 Portfolio are managed in this way.

Q    AS AN  INVESTOR,  WHAT ARE THE  BENEFITS  OF USING A PASSIVE, OR INDEXING,
     APPROACH?

A    Indexing appeals to many investors because it:
         * provides simplicity because it is a straightforward market-matching strategy
         * generally provides diversification by investing in a wide variety of companies and industries
         * tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research and
         * usually has relatively low-trading activity, therefore, brokerage commissions tend to be lower

Q    HOW CLOSELY WILL THE FUNDS MATCH THEIR RESPECTIVE INDICES?

A In seeking to mirror the performance of their particular index, Bankers Trust, MLQA, and Barclays will attempt to allocate the investments of the Equity 500 Portfolio, the Extended Market Portfolio, the Nasdaq-100 Index Fund, and the Global Titans Index Fund among stocks in approximately the same weightings as the indices themselves, beginning with the stocks that make up the larger portion of the particular index's value.

     Over the long term, Bankers Trust and MLQA will seek a correlation between the performance of the Equity 500 Portfolio and the Extended Market Portfolio, respectively, and Barclays will seek a correlation between the performance of the Nasdaq-100 Index Fund and the Global Titans Index Fund, before expenses, and that of the particular index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Equity 500 Portfolio, the Extended Market Portfolio, the Nasdaq-100 Index Fund, and the Global Titans Index Fund always move up in value when their respective index rises and down in value when their respective index declines. In the unlikely event that the targeted correlation is not achieved, alternative structures may be considered.

USAA INDEX FUNDS - 18

FUND AND PORTFOLIO MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which these Funds are series, supervises the business affairs of the Company, while the business affairs of the Equity 500 Portfolio and the Extended Market Portfolio are subject to the supervision of their respective Boards of Trustees. No director of the Company also serves as a trustee of the Equity 500 Portfolio or the Extended Market Portfolio.

MANAGEMENT AND ADVISORY SERVICES

USAA INVESTMENT MANAGEMENT COMPANY
The Company has retained us, USAA Investment Management Company, to serve as the manager, investment adviser, and distributor for the Company. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

[SIDE BAR]
     TOTAL ASSETS  UNDER  MANAGEMENT  BY
     USAA INVESTMENT MANAGEMENT COMPANY
     APPROMIMATELY $42 BILLION

With respect to the S&P 500 INDEX FUND, we provide certain management services to the Fund pursuant to a Management Agreement. We are responsible for monitoring the services provided to the Equity 500 Portfolio by Bankers Trust, subject to the authority of and supervision by the Company's Board of Directors. We receive no fee for providing these monitoring services. However, in the event the Company's Board of Directors determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Equity 500 Portfolio, we would be responsible for directly managing the assets of the Fund. In such event, the Fund would pay us an annual fee of one-tenth of one percent (.10%) of average net assets, accrued daily and paid monthly. We also provide services related to selling the Fund's shares and receive no compensation for those services.

With respect to the EXTENDED MARKET INDEX FUND, we provide certain management services to the Fund pursuant to a Management Agreement. We are responsible for monitoring the services provided to the Extended Market Portfolio by MLQA, subject to the authority of and supervision by the Company's Board of
Directors. We receive no fee for providing these monitoring services. Investment of the Fund's assets in the Extended Market Portfolio is not a funda- mental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment. However, in the event the Company's Board of Directors determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, we would be responsible for directly managing the assets of the Fund. In such event, the Fund would pay us an annual fee of three-tenths of one percent (.30%) of average net assets, accrued daily and paid monthly. We also provide services related to selling the Fund's shares and receive no compensation for those services.

With respect to the NASDAQ-100 INDEX FUND and the GLOBAL TITANS INDEX FUND, we provide management services to the Funds pursuant to an Advisory Agreement. We are responsible for managing the business affairs of the Funds, subject to the authority of and supervision by the Company's Board of Directors. For our services, the Funds pay us an annual fee. The fee for the Nasdaq-100 Index Fund is computed at one-fifth of one percent (.20%) of average net assets. The fee for the Global Titans Index Fund is computed at one-fourth of one percent (.25%) of average net assets. We also provide services related to selling the Fund's shares and receive no compensation for those services.

We have agreed, through May 1, 2001, to waive our annual management fee to the extent that total expenses of the Funds' average annual net assets exceed .50%,
 .85%, and .85% of the Extended Market Index Fund, the Nasdaq-100 Index Fund, and the Global Titans Index Fund, respectively. Under these agreements, these Funds are required to pay us back the amount waived in subsequent years through October 27, 2003, but only if the additional payments do not cause the Funds' total expenses to exceed .50%, .85%, and .85%, respectively, of each Fund's average annual net assets.

                                                                19 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

BANKERS TRUST
At the present time, the Company seeks to achieve the S&P 500 Index Fund's investment objective by investing all the Fund's assets in the Equity 500 Portfolio. The Equity 500 Portfolio has retained the services of Bankers Trust Company, with headquarters at 130 Liberty Street, New York, New York 10006 as investment adviser.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Equity 500 Portfolio, computed daily and paid monthly, at the annual rate of
 .05% of the average daily net assets of the Equity 500 Portfolio.

MERRILL LYNCH QUANTITATIVE ADVISERS
At the present time, the Company seeks to achieve the Extended Market Index Fund's investment objective by investing all of the Fund's assets in the Extended Market Portfolio. The Extended Market Portfolio has retained the services of Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., located at World Financial Center, 225 Liberty Street, New York, New York 10281-6100 as investment adviser.

Under its Amended and Restated Management Agreement, MLQA receives a fee from the Extended Market Portfolio, computed daily and paid monthly, at the annual rate of .01% of average daily net assets of the Extended Market Portfolio.

BARCLAYS
We have entered into a subadvisory agreement (Subadvisory Agreement) with Barclays Global Fund Advisors (Barclays), located at 45 Fremont Street, San Francisco, California 94105 to delegate the day-to-day discretionary management of the assets of the Nasdaq-100 Index Fund and the Global Titans Index Fund. Under the Subadvisory Agreement, Barclays manages the assets of the Funds, subject to the general supervision of the Company's Board of Directors and us, in accordance with the Funds' investment objectives, policies, and restrictions.

Barclays is compensated by us out of the amounts we receive from the Funds. We may terminate the Subadvisory Agreement upon 60 days' notice.

CHANGE OF SUBADVISERS
We plan to apply for an exemptive order from the Securities and Exchange Commission (SEC) that would permit us, with the approval of the Company's Board of Directors, to retain a different subadviser for either the Nasdaq-100 Index Fund or the Global Titans Index Fund or to withdraw the S&P 500 Index Fund's interest from the Equity 500 Portfolio or the Extended Market Index Fund's interest from the Extended Market Portfolio and retain a subadviser to manage the S&P 500 Index Fund or the Extended Market Index Fund outside of a master-feeder structure, without submitting the respective investment Subadvisory Agreements to a vote of the Fund's shareholders. We would notify shareholders in the event of any change in the identity of the subadviser of a Fund. Until or unless this exemptive order is granted, if a duly appointed subadviser is terminated or otherwise ceases to advise either the Nasdaq-100 Index Fund or the Global Titans Index Fund, or if the S&P 500 Index Fund or the Extended Market Index Fund is to be managed separately by a subadviser rather than within a master-feeder structure, the Company would be required to submit the investment Subadvisory Agreement with the new subadviser to the Fund's shareholders for approval. However, there is no guarantee that the SEC will grant such exemptive order.

PORTFOLIO TURNOVER
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Portfolios' or Funds' target index. We do not expect any of the Funds to have a high portfolio turnover rate.

[SIDE BAR]
     ANNUAL PORTFOLIO TURNOVER RATE MEASURES THE FREQUENCY THAT EACH PORTFOLIO OR FUND SELLS AND REPLACES THE VALUE OF ITS SECURITIES FOR A GIVEN PERIOD.

USAA INDEX FUNDS - 20

ADMINISTRATIVE AND SUBADMINISTRATIVE SERVICES

USAA INVESTMENT MANAGEMENT COMPANY
Under an Administration Agreement with the S&P 500 INDEX FUND, we calculate the net asset value of the Fund and generally assist the Company's Board of Directors in all aspects of the administration and operation of the Fund. The Administration Agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to the lesser of (1) .06% of the average daily net assets of the Fund or (2) the amount that brings the total Fund and Portfolio annual operating expenses as a percentage of the Fund's average net assets up to .18%. We may also delegate one or more of our responsibilities to others at our expense.

Under an Administration Agreement with the EXTENDED MARKET INDEX FUND, we generally assist the Company's Board of Directors in all aspects of the administration and operation of the Fund. The Administration Agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .38%. Up to .10% of this fee shall be paid to MLQA for subadministrative services provided on our behalf. We may also delegate one or more of our responsibilities to others at our expense.

Under an Administration Agreement with the NASDAQ-100 INDEX FUND and the GLOBAL TITANS INDEX FUND, we generally assist the Company's Board of Directors in all aspects of the administration and operation of the Funds. The Administration Agreement provides for each Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .35%. We may also delegate one or more of our responsibilities to others at our expense.

BANKERS TRUST
Under an Administration and Services Agreement with the Equity 500 Portfolio, Bankers Trust calculates the value of the assets of the Equity 500 Portfolio and generally assists the Equity 500 Portfolio's Board of Trustees in all aspects of the administration and operation of the Equity 500 Portfolio. Bankers Trust does not charge a fee to the Equity 500 Portfolio for services provided under this agreement. Bankers Trust may delegate one or more of its responsibilities to others at Bankers Trust's expense.

MERRILL LYNCH QUANTITATIVE ADVISERS
Under  an  Administration  and  Services  Agreement  with the  Extended  Market
Portfolio, MLQA calculates the value of the assets of the Extended Market Portfolio and generally assists the Extended Market Portfolio's Board of Trustees in all aspects of the administration and operation of the Extended Market Portfolio. MLQA does not charge a fee to the Extended Market Portfolio for services provided under this agreement. MLQA may delegate one or more of its responsibilities to others at MLQA's expense.

                                                                21 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

USING MUTUAL FUNDS
IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS
Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

For example, assume you wish to invest in a widely diversified, common-stock portfolio. You could combine an investment in one of the USAA Index Funds with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 32. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 32 for a complete list of the USAA family of no-load mutual funds.

HOW TO INVEST

OPENING AN ACCOUNT
You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

USAA INDEX FUNDS - 22

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. A fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS
INITIAL PURCHASE
   * $3,000 ($2,000 for IRAs)

ADDITIONAL MINIMUM PURCHASES

   * $50 per transaction, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE BY...
MAIL
   * To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * To add to your account, send your check and the deposit stub that accompanies your Fund's transaction confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON
   * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE
   * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA Fund Name
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

                                                                23 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

ELECTRONIC FUNDS TRANSFER (EFT)
   * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
   * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
   * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM
   * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...
MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
   * Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

USAA INDEX FUNDS - 24

   * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

   * Access our Internet Web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION
ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES
Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

COMPANY RIGHTS
The Company reserves the right to:

   * reject purchase or exchange orders when in the best interest of the Company

   * limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders

   * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

   * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

   * redeem an account with less than ten shares, with certain limitations

EXCHANGES

EXCHANGE PRIVILEGE
The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

                                                                25 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

The Funds have undertaken certain procedures regarding telephone transactions as described on page 25.


EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

CURRENT FUND PRICE AND TOTAL RETURN

[SIDE BAR]
     FUND NUMBER
     S&P 500 INDES          34
     EXTENDED MARKET INDEX  73
     NASDAQ-100 INDEX       74
     GLOBAL TITANS INDEX    75

 TICKER SYMBOL
     A FUND WILL RECEIVE ITS TICKER SYMBOL WHEN IT ACQUIRES $25 MILLION IN ASSETS OR 1,000 SHAREHOLDERS.

     TICKER SYMBOL
     S&P 500 INDEX FUND
     USSPX

     NEWSPAPER SYMBOL
     S&P 500 INDEX FUND
     S&Pldx

For the most current price and total return information for these Funds, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, TICKER SYMBOL
     A FUND WILL RECEIVE ITS TICKER SYMBOL WHEN IT ACQUIRES $25 MILLION IN ASSETS OR 1,000 SHAREHOLDERS.

     TICKER SYMBOL
     S&P 500 INDEX FUND
     USSPX

     NEWSPAPER SYMBOL
     S&P 500 INDEX FUND
     S&Pldx

press 1 again for prices and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

You may also access this information through our usaa.com Internet Web site once your account has been established. You must remember that historical performance does not necessarily indicate what will happen in the future.

You may see the Funds' total returns quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. You may also see a comparison of the Funds' performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

SHARE PRICE CALCULATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABLITIES
                                  DIVIDED BY
                               NUMBER OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

With respect to the S&P 500 Index Fund, the Equity 500 Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Equity 500 Portfolio's Board of Trustees believes accurately reflects fair value.

USAA INDEX FUNDS - 26

The Extended Market Index Fund's investment in the Extended Market Portfolio is valued at the NAV of the Extended Market Portfolio's shares held by the Fund, which is calculated on the same day and time as the Fund. The assets of the Extended Market Portfolio are valued generally by using available market quotations or at fair value as determined in good faith by the Extended Market Portfolio's Board of Trustees.

The portfolio securities of the Nasdaq-100 Index Fund and the Global Titans Index Fund, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of a Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect a Fund's NAV, then we, under the general supervision of the Company's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Company's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Company's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

DIVIDENDS AND DISTRIBUTIONS
Each Fund pays net investment income dividends at least annually. Any net capital gains generally will be distributed at least annually. The Funds will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in your Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of a Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

[SIDE BAR]
     INCOME DIVIDENDS
     PAYMENTS TO SHAREHOLDERS OF INCOME FROM INTEREST OR
     DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

     CAPITAL GAIN DISTRIBUTIONS
     PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON
     SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

With respect to the S&P 500 Index Fund, if your account balance is less than $10,000, the transfer agent will automatically deduct a $10 annual account maintenance fee from the dividend income paid to your account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter from the dividend. If the dividend to be paid to an account is less than the fee to be deducted, a sufficient number of shares may be redeemed from an account to make up the difference. Any account maintenance fee deducted from your account will be treated as

                                                                27 - PROSPECTUS

USAA INDEX FUNDS
-------------------------------------------------------------------------------

taxable income even though not received by you. The annual account maintenance fee may be changed upon at least 30 days' notice to you.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

FEDERAL TAXES
This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER
Dividends from taxable net investment income and distributions of net SHORT-TERM CAPITAL GAINS are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

[SIDE BAR]
     SHORT-TERM CAPITAL GAINS
     ARE  TAXED AS ORDINARY INCOME FOR ALL TAX BRACKETS.

     LONG-TERM CAPITAL GAINS
     ARE TAXED AS 10% FOR THOSE INDIVIDUALS IN THE 15% TAX  BACKET
     AND AT 20% FOR THOSE INDIVIDUALS IN THE 28% TAX BACKET AND ABOVE.

Regardless of the length of time you have held the Fund shares, distributions of net LONG-TERM CAPITAL GAINS are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING
Federal law requires a Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

         * fails to furnish the Fund with a correct tax identification number

         * underreports dividend or interest income or

         * fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING
The Funds will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

FUTURE SHAREHOLDER MAILINGS
Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of these Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

USAA INDEX PROSPECTUS - 28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance over a five-year period or since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

No information is presented for the Extended Market Index Fund, the Nasdaq-100 Index Fund, or the Global Titans Index Fund because these Funds were not in existence as of December 31, 1999.

The information relating to the S&P 500 Index Fund from the Fund's inception through December 31, 1999, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

S&P 500 INDEX FUND
                      (Unaudited)
                       Six months                                 Eight months
                         ended                                        ended
                        June 30,     Year ended December 31,       December 31
                      ---------------------------------------------------------
                         2000         1999        1998        1997      1996*
                      ---------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE
Net asset value at
 beginning of period  $     22.92 $     19.27 $     15.16 $   11.57  $   10.00
Income from investment
operations:
 Net investment income        .12         .25         .21       .21        .12
 Net realized and
  unrealized gain on
  investments and
  futures transactions       (.25)       3.71        4.11      3.59       1.57
Total from investment
 operations                  (.13)       3.96        4.32      3.80       1.69
Distributions from:
 Net investment
  income                     (.11)       (.26)       (.21)     (.21)      (.12)
 Realized capital
  gains                      (.01)       (.05)        --         --         --
                      ---------------------------------------------------------
Total distributions          (.12)       (.31)       (.21)     (.21)      (.12)
                      ---------------------------------------------------------
Net asset value at end
 of period            $     22.67 $     22.92 $     19.27 $   15.16  $   11.57
                      =========================================================
Total return (%)**           (.57)      20.67       28.62     33.03      16.90
SUPPLEMENTAL DATA AND
RATIOS:
Net assets at end of
 period (000)         $ 3,402,072 $ 3,196,483 $ 1,855,855 $ 630,619  $ 179,073
Ratios to average net
assets:
  Net investment
   income (%)                1.06a       1.25        1.40      1.64       2.09a
  Expenses after
   waivers, including
   expenses of the
   Equity 500 Index
   Portfolio (%)              .18a        .18b        .18b      .18        .18a
  Expenses before
   waivers, including
   expenses of Equity
   500  Index
   Portfolio (%)              .18a        .18         .20       .25        .33a
  Decrease reflected
   in above expense
   ratio due to
   absorption  of
   expenses by
   Bankers Trust
   and the Manager (%)         --          --        .02        .07        .15a

a Annualized. The ratio is not necessarily indicative of 12 months of operations.
b Effective May 6, 1998, the manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the portfolio do not exceed 0.18% of the Fund's average net assets.
*  Fund commenced operations May 1, 1996.
** Assumes reinvestment of all dividend income and capital gain distributions during the period; does not reflect $10 annual account maintenance fee.

                                                                29 - PROSPECTUS

                                   APPENDIX A

        THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE EXTENDED MARKET AND THE EQUITY 500 PORTFOLIOS
      (PORTFOLIOS) AND THE NASDAQ-100 INDEX AND GLOBAL TITANS INDEX FUNDS
                            (FUNDS) MAY BE INVESTED:

OPTIONS ON STOCK INDICES
The Portfolios and the Funds may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the fixed exercise price of the option exceeds, in the case of a put, or is less than, in the case of a call, the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolios or the Funds will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Portfolios' or the Funds' successful use of options on stock indices will be subject to Bankers Trust's, MLQA's, and Barclays' ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

FUTURES CONTRACTS ON STOCK INDICES

The Portfolios and the Funds may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Portfolios or Funds or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios or Funds. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios or the Funds will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' or the Funds' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolios or the Funds. The Portfolios or the Funds may not purchase or sell a Futures Contract or options thereon if immediately thereafter their margin deposits on its outstanding Futures Contracts and their premium paid on outstanding options thereon would exceed 5% of the market value of the Portfolios' or the Funds' total assets.

USAA INDEX FUNDS - 30

OPTIONS ON FUTURES CONTRACTS

The Portfolios and the Funds may invest in options on such Futures Contracts for similar purposes.

ASSET COVERAGE

The Portfolios and the Funds will cover transactions in futures and related options, as well as when-issued and delayed-delivery as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Portfolios' or the Funds' custodian liquid securities in an amount at all times equal to or exceeding the Portfolios' or the Funds' commitment with respect to these instruments or contracts.

ILLIQUID SECURITIES

The Portfolios and the Funds may invest up to 15% of the market value of their net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Portfolios and the Funds have valued the securities.

FORWARD CURRENCY CONTRACTS
The Nasdaq-100 Index Fund and the Global Titans Index Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

AMERICAN DEPOSITARY RECEIPTS (ADRS)
The Nasdaq-100 Index Fund and the Global Titans Index Fund may invest in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                                                31 - PROSPECTUS

                                    APPENDIX B

USAA FAMILY OF NO-LOAD MUTUAL FUNDS
The USAA Family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Capital Growth               Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  INDEXES
  -----------------------------------------------
  Extended Market Index        High
  Global Titans Index          Moderate to high
  Nasdaq-100 Index             Very High
  S&P 500 Index                Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

USAA INDEX FUNDS - 32

                                   APPENDIX C

ADDITIONAL INFORMATION ON THE S&P 500 INDEX
Stocks in the S&P 500 Index are weighted according to their market capitalization. S&P determines the composition of the S&P 500 Index based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. The composition may change from time to time.

The Fund and the Portfolio are not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, owners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.

ADDITIONAL INFORMATION ON THE WILSHIRE 4500 INDEX
"Wilshire 4500" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated and have been sublicensed for use by USAA Mutual Fund, Inc. from Fund Asset Management, L.P. (FAM).

The USAA Extended Market Index Fund and the Master Extended Market Index Series of the Quantitative Master Series Trust are not sponsored, endorsed, sold, or promoted by Wilshire. Wilshire makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the Wilshire 4500 Index to track general stock market performance. Wilshire's only relationship to the Licensee is the licensing of certain trademarks and trade names of Wilshire and the use of the Wilshire Indices. The Wilshire 4500 Index is composed and calculated without regard to the Licensee or the Fund. Wilshire has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing, or calculating the Wilshire 4500 Index. Wilshire does not guarantee the accuracy and/or the completeness of the Wilshire 4500 Index or any data included therein, and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Wilshire 4500 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 4500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION ON THE NASDAQ-100 INDEX
The Nasdaq-100 Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' onlY relationship to USAA Mutual Fund, Inc. (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, certain trade names of the Corporations and the Use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard tO Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). ThE Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL

                                                                33 - PROSPECTUS

THE  CORPORATIONS   HAVE  ANY  LIABILITY  FOR  ANY  LOST  PROFITS  OR  SPECIAL,
INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION ON THE DOW JONES GLOBAL TITANS INDEX
The USAA Global Titans Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Dow Jones' only relationship to USAA Mutual Fund, Inc. (Licensee) is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Global Titans IndexSM, which is determined, composed and calculated by Dow Jones without regard to the Licensee or the Fund. Dow Jones has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones
Global Titans IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL TITANS INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL TITANS INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL TITANS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE LICENSEE.

USAA INDEX FUNDS - 34

                                     NOTES

                                                                35 - PROSPECTUS

If  you  would  like  more   information   about  these  Funds,  you  may  call
1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI) or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Additionally, you may request a free copy of the S&P 500 Index Fund's annual or semiannual report, in which you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

-------------------------------------------------------------------------------
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
-------------------------------------------------------------------------------
                                 TRANSFER AGENT
                       USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
-------------------------------------------------------------------------------
                                   CUSTODIANS
 S&P 500 INDEX FUND     EXTENDED MARKET INDEX FUND    NASDAQ-100 INDEX FUND AND
Bankers Trust Company       Chase Manhattan Bank       GLOBAL TITANS INDEX FUND
 Four Albany Street          4 Chase MetroTech         State Street Bank and
New York, New York 10006         18th Floor                Trust Company
                          Brooklyn, New York 11245         P.O. Box 1713
                                                    Boston, Massachusetts 02105
-------------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                       Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
-------------------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
-------------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
-------------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
-------------------------------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com

                    INVESTMENT COMPANY ACT FILE NO. 811-2429

                                     Part A

                             The Prospectus for the
                              Capital Growth Fund

                                                                     PROSPECTUS
                                                               OCTOBER 27, 2000

                           USAA Capital Growth Fund

TABLE OF CONTENTS
-----------------------------------------------------------------
What Is the Fund's Investment
Objective and Main Strategy?                                    2
-----------------------------------------------------------------
What Are the Main Risks of Investing in This Fund?              2
-----------------------------------------------------------------
Is This Fund for You?                                           2
-----------------------------------------------------------------
Could the Value of Your Investment
in This Fund Fluctuate?                                         3
-----------------------------------------------------------------
Fees and Expenses                                               3
-----------------------------------------------------------------
Fund Investments                                                4
-----------------------------------------------------------------
Fund Management                                                 5
-----------------------------------------------------------------
Using Mutual Funds in an Investment Program                     7
-----------------------------------------------------------------
How to Invest                                                   7
-----------------------------------------------------------------
How to Redeem                                                   9
-----------------------------------------------------------------
Important Information About Purchases and Redemptions          10
-----------------------------------------------------------------
Exchanges                                                      11
-----------------------------------------------------------------
Shareholder Information                                        11
-----------------------------------------------------------------
Appendix A                                                     14
-----------------------------------------------------------------
Appendix B                                                     15
-----------------------------------------------------------------

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUNDS SHARES OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

AN INVESTMENT IN THIS FUND IS NOT A DEPOSIT OF USAA FEDERAL SAVINGS BANK, OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

[SIDE BAR]
FUND INCEPTION
DATE October 27, 2000

The Fund's investment objective is capital appreciation. We will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings. This may include the securities of large-, mid-, and small-capitalization companies.

The Fund's Board of Directors may change the Fund's investment objective without share-holder approval.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  4  for  more
information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[SIDE BAR]
MARKET CAPITALIZATION (MARKET CAP) IS THE TOTAL MARKET VALUE OF A COMPANY'S OUTSTANDING SHARES OF COMMON STOCK.

The primary risks of investing in this Fund are market risk, the risk of investing in companies with small MARKET CAPITALIZATIONS, and the risks of foreign investing.

     * MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of any one company's operations.

     *  SMALL-CAP  COMPANY  RISK  involves  the greater  risk of  investing  in
        smaller,  less  well-known  companies,   as  opposed  to  investing  in
        established companies with proven track records.

     * FOREIGN INVESTING RISKS involve the possibility that the value of the Fund's investments in foreign securities will decrease because of currency-exchange-rate fluctuations, increased-price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

Look for this symbol ! throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF...

   * You are willing to accept very high risk for long-term goals.
   * You are looking for a long-term investment.
   * You are willing to give up current income for long-term growth.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF...

   * You are unwilling to take greater risk for long-term goals.
   * You need an investment that provides steady income.
   * You need an investment that provides tax-efficient income.

USAA CAPITAL GROWTH FUND - 2

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. While the portfolio will be broadly diversified, we expect the Fund to be significantly more volatile than the average equity mutual fund due to the Fund's investments in smaller, less well-known companies.

Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

CURRENT PRICE AND TOTAL RETURN INFORMATION

For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 72# when asked for the FUND NUMBER. You may also access this information through our usaa.com Internet Web site once your account has been established. You must remember that historical performance does not necessarily indicate what will happen in the future.

[SIDE BAR]
FUND NUMBER
Capital Growth       72

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar objectives and to stock or relevant indexes.

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
TICKER SYMBOL A fund will receive its ticker symbol when it acquires $25 million in assets or 1,000 shareholders.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee.
(Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, transfer agency, and legal fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets.

           Management    Distribution    Other      Total Annual
             Fees        (12b-1) Fees   Expenses  Operating Expenses
       -----------------------------------------------------------------
             .85%           None         .54%           1.39%

[SIDE  BAR]
12b-1 FEES -- SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

                                                                 3 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                       1 Year     3 Years
               -----------------------------------
                        $142        $440

FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in equity securities of companies with the prospect of rapidly growing earnings. These investments will tend to be made in smaller, less-recognized companies, but may include larger, more widely recognized companies as well. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, we may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, we will carefully weigh the anticipated benefits of trading.

[EXCLAMATION POINT]
       MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

[EXCLAMATION POINT]
       SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 30% of the Fund's total assets in foreign securities purchased in either foreign or

USAA CAPITAL GROWTH FUND - 4

     U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

[EXCLAMATION POINT]
       FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency-exchange-rate fluctuations; foreign-market illiquidity; increased-price volatility; exchange-control regulations; foreign-ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

       * EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

       * POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We invest in companies that have rapid sales and earnings growth potential. These companies tend to be in the small- and mid-capitalization categories, but we will also invest in large-capitalization companies where appropriate. We seek companies that are well positioned to take advantage of emerging, long-term social and economic trends and have ample financial resources to sustain their growth. We frequently invest through initial public offerings of companies meeting these criteria. We may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 14.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

[SIDE BAR]
     TOTAL ASSETS  UNDER  MANAGEMENT  BY
     USAA INVESTMENT MANAGEMENT COMPANY
     APPROMIMATELY $42 BILLION

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at eighty-five one hundredths of one percent (.85%) of average net assets. We also provide services related to selling the Fund's shares and receive no compensation for those services.

PORTFOLIO MANAGERS

Eric M. Efron and John K. Cabell, Jr., assistant vice presidents of Equity Investments, have managed the Fund since its inception in October 2000.

Mr. Efron has 25 years investment management experience and has worked for us for eight years. He earned the Chartered Financial Analyst designation in 1983 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.
                                                                 5 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------
Mr. Cabell has 22 years investment management experience and has worked for us for 11 years. He earned the Chartered Financial Analyst designation in 1982 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MA and a BS from the University of Alabama.

The following table sets forth the performance data for the period from July 1, 1990 to June 30, 2000, of the Aggressive Growth Fund, a mutual fund managed by USAA Investment Management Company, and the performance data for the period from July 1, 1997 to June 30, 2000, of the Life Aggressive Growth Fund, an underlying mutual fund managed by USAA Investment Management Company and made available only through the purchase of certain variable annuity contracts and variable life insurance policies. Each of these mutual funds have investment objectives, policies, strategies, and risks substantially similar to those of the Capital Growth Fund. This data is being provided to illustrate the past performance of USAA Investment Management Company in managing a substantially similar fund as the Capital Growth Fund. Investors should not consider this performance data as an indication of past or future performance of the Capital Growth Fund.

The results presented may not necessarily be the same as the returns experienced by any particular investor in the Aggressive Growth Fund or Life Aggressive Growth Fund. Any differences may be a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax situation.

PRIOR PERFORMANCE OF THE AGGRESSIVE GROWTH FUND AND LIFE AGGRESSIVE GROWTH FUND
                         ------------------------------------------------------

                              AVERAGE ANNUAL TOTAL RETURNS
                         (FOR THE PERIODS ENDING JUNE 30, 2000)

                                   Past            Past           Past
                                  1 year*        5 years*       10 Years*
  -----------------------------------------------------------------------
    Aggressive Growth Fund**      65.09%          31.63%         20.94%
    Life Aggressive Growth Fund** 61.78%            N/A            N/A
    Russell 2000 Index***         14.32%          14.27%         13.57%
    S&P 500 Index***               7.24%          23.80%         17.79%
  -----------------------------------------------------------------------

   * THE CURRENT PORTFOLIO MANAGERS FOR THE AGGRESSIVE GROWTH FUND BEGAN MANAGING THE FUND ON MARCH 1, 1995, AND THE LIFE AGGRESSIVE GROWTH FUND ON MAY 1, 1997.

  ** AVERAGE  ANNUAL  TOTAL  RETURN  REFLECTS   CHANGES  IN  SHARE  PRICES  AND
     REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FUND OPERATING EXPENSES. DURING THE PERIOD JULY 1, 1990 TO JUNE 30, 2000, THE OPERATING EXPENSE RATIO OF THE AGGRESSIVE GROWTH FUND RANGED FROM .71% TO .94% OF THE AGGRESSIVE GROWTH FUND'S AVERAGE DAILY NET ASSETS. DURING THE PERIOD JULY 1, 1997 TO JUNE 30, 2000, THE OPERATING EXPENSE RATIO OF THE LIFE AGGRESSIVE GROWTH FUND WAS .70% OF THE LIFE AGGRESSIVE GROWTH FUND'S AVERAGE DAILY NET ASSETS. THE OPERATING EXPENSES OF THE CAPITAL GROWTH FUND ARE EXPECTED TO BE HIGHER THAN THE HISTORICAL OPERATING EXPENSES OF THE AGGRESSIVE GROWTH FUND OR THE LIFE AGGRESSIVE GROWTH FUND, WHICH WOULD NEGATIVELY AFFECT PERFORMANCE.

 *** THE  RUSSELL  2000 INDEX IS AN INDEX THAT  CONSISTS  OF THE 2000  SMALLEST
     COMPANIES IN THE RUSSELL 3000(R) INDEX, A WIDELY RECOGNIZED SMALL CAP INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

     Historical performance is not indicative of future performance. THE AGGRESSIVE GROWTH FUND AND THE LIFE AGGRESSIVE GROWTH FUND ARE SEPARATE FUNDS AND HISTORICAL PERFORMANCE DOES NOT NECESSARILY INDICATE THE POTENTIAL PERFORMANCE OF THE CAPITAL GROWTH FUND OR THE RETURNS THAT WOULD BE EXPERIENCED BY AN INVESTOR IN THE CAPITAL GROWTH FUND. SHARE PRICES AND INVESTMENT RETURNS WILL FLUCTUATE REFLECTING MARKET CONDITIONS, AS WELL AS CHANGES IN COMPANY-SPECIFIC FUNDAMENTALS OF PORTFOLIO SECURITIES. FOR EXAMPLE, THE AGGRESSIVE GROWTH FUND AND THE LIFE AGGRESSIVE GROWTH FUND BENEFITED FROM THE EXTREMELY FAVORABLE DOMESTIC EQUITY MARKET FOR SMALL-CAP STOCKS AND IPOS THAT EXISTED DURING THE PERIOD FROM JULY 1998 THROUGH MARCH 2000. THESE FAVORABLE MARKETS MAY NOT CONTINUE IN FUTURE PERIODS.

USAA CAPITAL GROWTH FUND - 6

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

For example, assume you wish to invest in a widely diversified, common-stock portfolio. You could combine an investment in the USAA Capital Growth Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS
We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 15. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 15 for a complete list of the USAA family of no-load mutual funds.

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

                                                                 7 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS
INITIAL PURCHASE

   * $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL MINIMUM PURCHASES

   * $50 per transaction, per account.

HOW TO PURCHASE BY...

MAIL
   * To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * To add to your account, send your check and the deposit stub that accompanies your Fund's transaction confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON
   * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE
   * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA Capital Growth Fund
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) ______________________________
                  Shareholder(s) Mutual Fund Account No._______________

USAA INDEX FUNDS - 8

ELECTRONIC FUNDS TRANSFER (EFT)
   * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
   * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
   * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM
   * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
   *  Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

                                                                 9 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

   * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

   *  Access our Internet Web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES
Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE
USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS
The Fund reserves the right to:

   *  reject purchase or exchange orders when in the best interest of the Fund

   * limit or discontinue the offering of shares of any portfolio of the Fund without notice to the shareholders

   * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

USAA INDEX FUNDS - 10

   * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

   *  redeem an account with less than ten shares, with certain limitations

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

The Funds have undertaken certain procedures regarding telephone transactions as described on page 10.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION
The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the

                                                                11 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 61 days of the July 31 fiscal year end, which would be somewhere around the end of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

[SIDE BAR]
INCOME  DIVIDENDS
PAYMENT TO SHAREHOLDERS OF INCOME FROM
INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

CAPITAL GAIN DISTRIBUTIONS
PAYMENT TO FUND  SHAREHOLDERS OF GAINS REALIZED ON
SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

FEDERAL TAXES
This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER

Dividends from taxable net investment income and distributions of net SHORT-TERM CAPITAL GAINS are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

[SIDE BAR]
SHORT-TERM CAPITAL GAINS
ARE TAXED AS ORDINARY INCOME FOR ALL TAX BRACKETS.

[SIDE BAR]
LONG-TERM CAPITAL GAINS
ARE TAXED AT 10% FOR THOSE  INDIVIDUALS IN THE 15% TAX BRACKET
AND AT 20% FOR THOSE INDIVIDUALS IN THE 28% TAX BRACKET AND ABOVE.

Regardless of the length of time you have held the Fund shares, distributions of net LONG-TERM CAPITAL GAINS are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

USAA CAPITAL GROWTH FUND - 12

WITHHOLDING
Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

         * fails to furnish the Fund with a correct tax identification number

         * underreports dividend or interest income or

         * fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING
The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

                                                                13 - PROSPECTUS

                                  APPENDIX A

                THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF
   SECURITIES IN WHICH THE ASSETS OF THE CAPITAL GROWTH FUND MAY BE INVESTED:

CONVERTIBLE SECURITIES
We may invest the Funds assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS
We may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to lock in the U.S. dollar price of that security until settlement.

ILLIQUID SECURITIES
We may invest up to 15% of the Funds net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS
We may hold a certain portion of the Funds assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

AMERICAN DEPOSITARY RECEIPTS (ADRS)
We may invest the Funds assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)
We may invest the Funds assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

USAA CAPITAL GROWTH FUND - 14

                                  APPENDIX B

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

 FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Capital Growth               Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  INDEXES
  -----------------------------------------------
  Extended Market Index        High
  Global Titans Index          Moderate to high
  Nasdaq-100 Index             Very High
  S&P 500 Index                Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
                                                                13 - PROSPECTUS

If  you  would  like  more   information   about  these  Funds,  you  may  call
1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI) or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Additionally, you may request a free copy of the S&P 500 Index Fund's annual or semiannual report, in which you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

-------------------------------------------------------------------------------
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
-------------------------------------------------------------------------------
                                 TRANSFER AGENT
                       USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
-------------------------------------------------------------------------------
                                   CUSTODIANS
                      State Street Bank and Trust Company
                                 P.O. Box 1713
                          Boston, Massachusetts 02105
-------------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                       Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
-------------------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
-------------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
-------------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
-------------------------------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com

                    INVESTMENT COMPANY ACT FILE NO. 811-2429

                                     Part B

                  Statements of Additional Information for the
                S&P 500 Index Fund, Extended Market Index Fund,
                Nasdaq-100 Index Fund, Global Titans Index Fund,
                            and Capital Growth Fund
                              are included herein

                 Not included in this Post-Effective Amendment
              are the Statements of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
          Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
                            and Small Cap Stock Fund

                                     Part B

                      Statement of Additional Information
                          For the S&P 500 Index Fund,
                        the Extended Market Index Fund,
                         the Nasdaq-100 Index Fund, and
                          the Global Titans Index Fund

[USAA]   USAA                                        STATEMENT OF
[EAGLE]  MUTUAL                                      ADDITIONAL INFORMATION
[LOGO]   FUND, INC.                                  OCTOBER 27, 2000
-------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.
                (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
             NASDAQ-100 INDEX FUND, AND GLOBAL TITANS INDEX FUND)

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of seventeen no-load mutual funds, four of which are described in this statement of additional information (SAI): the S&P 500 Index Fund, the Extended Market Index Fund, the Nasdaq-100 Index Fund, and the Global Titans Index Fund (collectively, the Funds). The Funds are classified as diversified, except the Nasdaq-100 Index Fund and the Global Titans Index Fund, which are classified as nondiversified.

     With respect to the S&P 500 Index Fund, the Fund's investment objective seeks to match, before fees and expenses), the performance of the S&P 500
Index. The S&P 500 Index emphasizes stocks of large U.S. companies. As described in the prospectus, the Company seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in an open-end management investment company having a substantially similar investment objective as the Fund. The investment company is the Equity 500 Index Portfolio (the Equity 500 Portfolio) advised by Bankers Trust Company (Bankers Trust).

     With respect to the Extended Market Index Fund, the Fund seeks to match the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. As described in the prospectus, the Company seeks to achieve this objective by investing all of the Fund's investable assets in an open-end management investment company having a substantially similar investment objective as the Fund. The investment company is the Master Extended Market Index (Extended Market Portfolio), a series of the Quantitative Master Series Trust (Trust), advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (MLQA).

     You may obtain a free copy of the prospectus dated October 27, 2000, for the Funds by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the Funds' prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with the Funds' prospectus.

     The financial statements for the USAA S&P 500 Index Fund and the Equity 500 Index Portfolio, and the Independent Accountants' Reports thereon for the fiscal year ended December 31, 1999, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           3   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
          17   Investment Restrictions
          22   Portfolio Transactions and Brokerage Commissions
          24   Description of Shares
          25   Tax Considerations
          26   Directors and Officers of the Company
          29   Trustees and Officers of the Equity 500 Portfolio
          31   Trustees and Officers of the Extended Market Portfolio
          35   Investment Adviser
          37   Administrator
          38   General Information
          39   Calculation of Performance Data
          40   Appendix A - Comparison of Fund Performance
          42   Appendix B - Short-Term Debt Ratings
          43   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     With respect to the S&P 500 Index Fund and Extended Market Index Fund, the Equity 500 Portfolio and the Extended Market Portfolio value their equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Board of Trustees of the Equity 500 Portfolio and the Board of Trustees of the Extended Market Portfolio.

     Each investor in the Equity 500 Portfolio or the Extended Market Portfolio, including the S&P 500 Index Fund or the Extended Market Index Fund, may add to or reduce its investment in the Equity 500 Portfolio or the Extended Market Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4 p.m. (Eastern time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Equity 500 Portfolio or the Extended Market Portfolio will be determined by multiplying the net asset value of the Equity 500 Portfolio or the Extended Market Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Equity 500 Portfolio or the Extended Market Portfolio. Any additions or reductions that are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Equity 500 Portfolio or the Extended Market Portfolio will then be recomputed as the percentage equal to the fraction (1) the numerator of which is the value of such investor's investment in the Equity 500 Portfolio or the Extended Market Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Equity 500 Portfolio or the Extended Market Portfolio effected on such day and (2) the denominator of which is the aggregate net asset value of the Equity 500 Portfolio or the Extended
Market Portfolio as of 4 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Equity 500 Portfolio or the Extended Market Portfolio by all investors in the Equity 500 Portfolio or the Extended Market Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Equity 500 Portfolio or the Extended Market Portfolio as of 4 p.m. or the close of the NYSE on the following day the NYSE is open for trading.

     The value of the securities of the Nasdaq-100 Index and Global Titans Index Funds are determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. If, however, the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.


                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you may complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio, the Equity 500 Portfolio and the Extended Market Portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Equity 500 Portfolio reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Equity 500 Portfolio and valued as they are for purposes of computing the Equity 500 Portfolio's NAV (a redemption in kind). If payment is made to the S&P 500 Index Fund in securities, the S&P 500 Index Fund may incur transaction expenses in converting these securities into cash. The Equity 500 Portfolio has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (1940 Act) as a result of which the Equity 500 Portfolio is obligated to redeem beneficial interests with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Equity 500 Portfolio at the beginning of the period. For purposes of determining compliance with Rule 18f-1, each shareholder of the S&P 500 Index Fund redeeming shares of the Fund on a particular day will be treated as a direct holder in the interest in the Equity 500 Portfolio being redeemed that day.

     In the event the Company withdraws or redeems all of the S&P 500 Index Fund's interest in the Equity 500 Portfolio, the Equity 500 Portfolio will effect such redemption in kind and in such a manner that the securities delivered to the S&P 500 Index Fund will mirror, as closely as practicable, the composition of the Portfolio immediately prior to such redemption.

     The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Funds provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.


                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds  transfer  from  a   non-governmental   employer,   an   income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the Funds described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The investment objectives of the Funds are described in the Funds' prospectus. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Equity 500 Portfolio and the Extended Market Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days' prior written notice with respect to any change in the investment objective of the Funds or the corresponding Equity 500 Portfolio or the Extended Market Portfolio.

S&P 500 INDEX FUND

The S&P 500 Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Portfolio. The Company may withdraw the Fund's investment from the Equity 500 Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

     Since the investment characteristics of the S&P 500 Index Fund will correspond directly to those of the Equity 500 Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     EQUITY SECURITIES. The Equity 500 Portfolio may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

     SHORT-TERM INSTRUMENTS. When the Equity 500 Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the SEC) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Bankers Trust anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Equity 500 Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

     In reaching liquidity decisions, Bankers Trust will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Equity 500 Portfolio may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Equity 500 Portfolio until settlement takes place. At the time the Equity 500 Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Equity 500 Portfolio identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Equity 500 Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Equity 500 Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Equity 500 Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Equity 500 Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

     LENDING OF PORTFOLIO SECURITIES. The Equity 500 Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers, and other financial organizations. By lending its securities, the Equity 500 Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. The Equity 500 Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Equity 500 Portfolio must receive at least 100% collateral from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Equity 500 Portfolio must be able to terminate the loan at any time; (4) the Equity 500 Portfolio must substitute payments in respect of all dividends, interest, or other distributions on loaned securities; and (5) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Equity 500 Portfolio's Board of Trustees must terminate the loan and regain the right to vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Equity 500 Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Equity 500 Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Equity 500 Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Equity 500 Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

     FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Equity 500 Portfolio may enter into contracts for the purchase or sale for future delivery of the Index.

     At the same time a futures contract on the Index is entered into, the Equity 500 Portfolio must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Equity 500 Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants' entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by Bankers Trust may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although Bankers Trust believes that use of such contracts will benefit the Equity 500 Portfolio, these investments in futures may cause the Equity 500 Portfolio to realize gains and losses for tax purposes that would not otherwise be realized if the Portfolio were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

     OPTIONS ON INDEX FUTURES CONTRACTS. The Equity 500 Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Equity 500 Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

     The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Equity 500 Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Equity 500 Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Equity 500 Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Equity 500 Portfolio has written is exercised, the Equity 500 Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Equity 500 Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options the Index. For example, the Equity 500 Portfolio may purchase a put option on an index futures contract to hedge against the risk lowering securities values.

     The amount of risk the Equity 500 Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Equity 500 Portfolio's Board of Trustees has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Equity 500 Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Equity 500 Portfolio and premiums paid on outstanding options on futures contracts owned by the Equity 500 Portfolio would exceed 5% of the Equity 500 Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON SECURITIES INDEXES. The Equity 500 Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Equity 500 Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Equity 500 Portfolio.

     By writing a covered call option, the Equity 500 Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Equity 500 Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

     The Equity 500 Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Equity 500 Portfolio writes an option, an amount equal to the net premium received by the Equity 500 Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Equity 500 Portfolio enters into a closing purchase transaction, the Equity 500 Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Equity 500 Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Equity 500 Portfolio.

     The Equity 500 Portfolio may purchase call and put options on the Index. The Equity 500 Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Equity 500 Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Equity 500 Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Equity 500 Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Equity 500 Portfolio, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Equity 500 Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

     The Equity 500 Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Equity 500 Portfolio's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

     The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Because options on securities indices require settlement in cash, Bankers Trust may be forced to liquidate portfolio securities to meet settlement obligations.

     ASSET COVERAGE. To assure that the Equity 500 Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

EXTENDED MARKET INDEX FUND

The Extended Market Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Extended Market Portfolio. The Company may withdraw the Fund's investment from the Extended Market Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

     Since the investment characteristics of the Extended Market Index Fund will correspond directly to those of the Extended Market Portfolio, the following is a discussion of the various investments of and techniques employed by the Extended Market Portfolio.

     EQUITY SECURITIES. The Extended Market Portfolio may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

     SHORT-TERM  INSTRUMENTS.  When the Extended Market  Portfolio  experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Extended Market Portfolio's investment objective, are unavailable in sufficient quantities or at attractive prices, the Extended Market Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of the Extended Market Portfolio's adviser, MLQA; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Extended Market Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of MLQA.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the SEC) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. MLQA anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Extended Market Portfolio, MLQA determines the liquidity of restricted securities and, through reports from MLQA, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Extended Market Portfolio could be adversely affected.

     In reaching liquidity decisions, MLQA will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Extended Market Portfolio may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Extended Market Portfolio until settlement takes place. At the time the Extended

Market Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Extended Market Portfolio identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Extended Market Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Extended Market Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Extended Market Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Extended Market Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

     LENDING OF PORTFOLIO SECURITIES. The Extended Market Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers, and other financial organizations. By lending its securities, the Extended Market Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. The Extended Market Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Extended Market Portfolio must receive at least 100% collateral from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Extended Market Portfolio must be able to terminate the loan at any time; (4) the Extended Market Portfolio must substitute payments in respect of all dividends, interest, or other distributions on loaned securities; and (5) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Extended Market Portfolio's Board of Trustees must terminate the loan and regain the right to vote the securities. Cash collateral may be invested in a money market fund managed by MLQA (or its affiliates) and MLQA may serve as the Extended Market Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Extended Market Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Extended Market Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Extended Market Portfolio could experience a loss. In all cases, MLQA must find the creditworthiness of the other party to the transaction satisfactory.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

     FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Extended Market Portfolio may enter into contracts for the purchase or sale for future delivery of the Index.

     At the same time a futures contract on the Index is entered into, the Extended Market Portfolio must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Extended Market Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Extended Market Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants' entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by MLQA may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although MLQA believes that use of such contracts will benefit the Extended Market Portfolio, these investments in futures may cause the Extended Market Portfolio to realize gains and losses for tax purposes that would not otherwise be realized if the Extended Market Portfolio were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

     OPTIONS ON INDEX FUTURES CONTRACTS. The Extended Market Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Extended Market Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

     The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Extended Market Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Extended Market Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Extended Market Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Extended Market Portfolio intends to purchase. If a put or call option the Extended Market Portfolio has written is exercised, the Extended Market Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Extended Market Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options the Index. For example, the Extended Market Portfolio may purchase a put option on an index futures contract to hedge against the risk lowering securities values.

     The amount of risk the Extended Market Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Extended Market Portfolio's Board of Trustees has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Extended Market Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Extended Market Portfolio and premiums paid on outstanding options on futures contracts owned by the Extended Market Portfolio would exceed 5% of the Extended Market Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON SECURITIES  INDEXES.  The Extended  Market  Portfolio may write
(sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Extended Market Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Extended Market Portfolio.

     By writing a covered call option, the Extended Market Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Extended Market Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

     The Extended Market Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Extended Market Portfolio writes an option, an amount equal to the net premium received by the Extended Market Portfolio is included in the liability section of the Extended Market Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Extended Market Portfolio enters into a closing purchase transaction, the Extended Market Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Extended Market Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Extended Market Portfolio.

     The Extended Market Portfolio may purchase call and put options on the Index. The Extended Market Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Extended Market Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Extended Market Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Extended Market Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Extended Market Portfolio, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Extended Market Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

     The Extended Market Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Extended Market Portfolio's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

     The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Because options on securities indices require settlement in cash, MLQA may be forced to liquidate portfolio securities to meet settlement obligations.

     ASSET COVERAGE. To assure that the Extended Market Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Extended Market Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Extended Market Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Extended Market Portfolio's commitment with respect to these instruments or contracts.

NASDAQ-100 INDEX FUND AND THE GLOBAL TITANS INDEX FUND

The following is provided as additional information with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund.

     BANK OBLIGATIONS. Each Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits, which may be held by the Funds, will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Funds monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The investment adviser to the Funds will consider such an event in determining whether the Funds should continue to hold the obligation. To the extent the Funds continue to hold such obligations, it may be subject to additional risk of default.

     To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in their prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

     FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Funds may use futures as a substitute for a comparable market position in the underlying securities.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting each Fund to substantial losses. If it is not possible, or if the Funds determine not to close a futures position in anticipation of adverse price movements, the Funds will be required to make daily cash payments on variation margin.

     Each Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the Dow Jones Global Titans Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Each Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission
(CFTC). In addition, each Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Funds may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or which are not currently available but may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Funds. Before entering into such transactions or making any such investment, each Fund will provide any appropriate additional disclosure in its prospectus.

     FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES, AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

     Certain of the securities in which the Funds may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

     Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Funds currently do not intend on investing more than 5% of their assets in when-issued securities during the coming year. Each Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, each Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other open-end management investment companies that principally invest in securities of the type in which the Funds invest. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase shares of exchange-listed closed-end funds.

     ILLIQUID SECURITIES. To the extent that such investments are consistent with its investment objective, each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Funds cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) that each Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the investment advisor are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities from its portfolios to brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of each Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereunto the borrower or a placing broker.

     In determining whether to lend a security to a particular broker, dealer or financial institution, the Funds' investment advisor considers all relevant facts and circumstances, including the size, creditworthiness, and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Funds may receive as collateral will not become part of that Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Funds are permitted to invest. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

     OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS, AND CORPORATIONS. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which each Fund may invest. To the extent that such investments are consistent with their investment objectives, the Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries. Each Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     REPURCHASE AGREEMENTS. Each Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Funds, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

     Each Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. Each Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Funds. All repurchase transactions must be collateralized.

     In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Funds' advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

     SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (CDs), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Funds' investment advisor are of comparable quality to obligations of U.S. banks, which may be purchased by the Funds.

     U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

     In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     WARRANTS. To the extent that such investments are consistent with its investment objective, each Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund may only purchase warrants on securities in which the Fund may invest directly.

     SECURITIES RELATED BUSINESSES. The 1940 Act limits the ability of each Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities (financial companies). If the Dow Jones Global Titans Index provides a higher concentration in one or more financial companies, the Global Titans Index Fund may experience increased tracking error due to the limitations on investments in such companies.

                            INVESTMENT RESTRICTIONS

Certain investment restrictions of the Funds and Portfolios have been adopted as fundamental policies of the Funds or Portfolios, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Funds or Portfolios, as the case may be. Majority of the outstanding voting securities under the 1940 Act, and as used in this SAI and the prospectus, means, the lesser of (1) 67% or more of the outstanding voting securities of the Funds or Portfolios, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Funds or Portfolios, as the case may be, are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Funds or Portfolios, as the case may be.

S&P 500 INDEX FUND

With respect to the S&P 500 Index Fund, whenever the Company is requested to vote on a fundamental policy of the Equity 500 Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

     As a matter of fundamental policy, the S&P 500 Index Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

  (1) with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer;

  (2) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (3) concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities;

  (4) issue senior securities, except as permitted under the 1940 Act;

  (5) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (6) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (7) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

  (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

As a matter of fundamental policy, the Equity 500 Portfolio may not:

  (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the
      Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (1) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

  (2) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

  (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

  (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the
      Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

  (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry; and

  (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

  (7) with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investments companies) or own more than 10% of the voting securities of any issuer.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the S&P 500 Index Fund and the Equity 500 Portfolio will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

  (1) borrow money (including through dollar roll transactions) for any purpose in excess of 5% of the Fund's (Portfolio's) total assets (taken at market), except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

  (2) pledge, mortgage, or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

  (3) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

  (4) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

  (5) invest for the purpose of exercising control or management;

  (6) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause: (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets

      (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio); and provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not invest in any other open-end investment company unless the Fund (Portfolio), (i) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (ii) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

  (7) invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Directors/Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
      (i) is not traded  flat or in default as to interest  or  principal;  and
      (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations (NRSROs) and the Fund's (Portfolio's) Board of Directors/Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one NRSRO and the Fund's (Portfolio's) Board of Directors/Trustees have determined that the commercial paper is equivalent quality and is liquid;

  (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund [Portfolio] has no current intention to engage in short selling);

  (9) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund
      (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

 (10) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and
      (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

      There will be no violation of any investment restrictions or policies [except with respect to fundamental investment restriction (2) of the Fund and
(1) of the Portfolio above] if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, whenever the Company is requested to vote on a fundamental policy of the Extended Market Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

     As a matter of fundamental policy, the Extended Market Index Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) each Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

  (3) issue senior securities, except as permitted under the 1940 Act;

  (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

  (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     In addition, although the Fund is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, the Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the Code). To ensure that the Fund satisfies these requirements, the Declaration of Trust requires that the Extended Market Portfolio be managed in compliance with the Code requirements as though such requirements were applicable to the Extended Market Portfolio. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar, or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Extended Market Portfolio level and not at the level of the Fund based upon a ruling received from the Internal Revenue Services (IRS), which entitles the Fund to "look through" the shares of the Extended Market Portfolio of the underlying investments of the Extended Market Portfolio for purposes of these diversification requirements.

     As a matter of fundamental policy, the Extended Market Portfolio may not:

  (1) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index. The Extended Market Portfolio may invest more than 25% of its total assets in securities of issuers in that industry;

  (2) make investments for the purpose of exercising control or management;

  (3) purchase or sell real estate, except that, to the extent permitted by law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

  (4) make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, banker's acceptances, repurchase agreements, or any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Registration Statement, as it maybe amended from time to time;

  (5) issuer senior securities to the extent such issuance would violate applicable law;

  (6) borrow money, except that (i) the Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Portfolio may purchase securities on margin to the extent permitted by applicable law. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions, and similar investment strategies;

  (7) underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the Securities Act in selling portfolio securities;

  (8) purchase or sell commodities or contracts on commodities, except to the extent that the Portfolio may do so in accordance with applicable law and the Fund's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

ADDITIONAL RESTRICTIONS

     In addition, the Fund has adopted nonfundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the nonfundamental restrictions, including but not limited to restrictions (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the nonfundamental restrictions, the Fund may not:

  (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
      Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

  (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Fund's Registration Statement.

  (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed, or put to the issuer of a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction.

  (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as when-issued securities, options, and futures.

  (e) Make investments for the purpose of exercising control or management.

  (f) The Fund may not pledge its assets other than to secure permitted borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions, and similar investment strategies.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The securities held in the Extended Market Portfolio generally may not be purchased from, sold, or loaned to the Manager or its affiliates or any of their directors, officers, or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

NASDAQ-100 INDEX FUND AND GLOBAL TITANS INDEX FUND

 As a matter of fundamental policy, the Nasdaq-100 Index Fund and Global Titans Index Fund may not:

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) each Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

  (3) issue senior securities, except as permitted under the 1940 Act;

  (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

  (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

S&P 500 INDEX FUND

With respect to the S&P 500 Index Fund, Bankers Trust is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Equity 500 Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Equity 500 Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Equity 500 Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     Bankers Trust seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Equity 500 Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Equity 500 Portfolio to reported commissions paid by others. Bankers Trust reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     Bankers Trust is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Equity 500 Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Equity 500 Portfolio may determine, Bankers Trust may consider sales of shares of any investment company that invests in the Equity 500 Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to Bankers Trust, it is the opinion of the management of the Equity 500 Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by Bankers Trust's staff. Such information may be useful to Bankers Trust in providing services to clients other than the Equity Portfolio's, and not all such information is used by Bankers Trust in connection with the Equity 500 Portfolio.

Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of Bankers Trust effect securities transactions may be useful to Bankers Trust in providing services to the Equity 500 Portfolio.

     In certain instances there may be securities that are suitable for the Equity 500 Portfolio as well as for one or more of Bankers Trust's other clients. Investment decisions for the Equity 500 Portfolio and for Bankers Trust's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Portfolio is concerned. However, it is believed that the ability of the Equity 500 Portfolio to participate in volume transactions will produce better executions for the Equity 500 Portfolio.

     For the years ended December 31, 1999, 1998, and 1997, the Portfolio paid brokerage commissions in the amount of $678,820, $534,801, and $341,058, respectively. For the year ended December 31, 1999 and 1997, the Portfolio paid no affiliated brokerage commissions. For year ended 1998, the Portfolio paid affiliated brokerage commissions in the amount of $333. This represents 0.06% of the Fund's aggregate brokerage commissions and 0% of the Fund's aggregate dollar amount of transactions involving the payment of commissions during the fiscal year.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, MLQA is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Extended Market Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, to MLQA or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Extended Market Portfolio are frequently placed by MLQA with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Extended Market Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     MLQA seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Extended Market Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Extended Market Portfolio to reported commissions paid by others. MLQA reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

NASDAQ-100 INDEX FUND AND THE GLOBAL TITANS INDEX FUND

With respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund, the Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. Pursuant to the Subadvisory Agreement and subject to policies established by the Funds' Board of Directors, Barclays, as subadvisor, has the authority to make the Funds' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While Barclays generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Purchase and sale orders of the securities held by the Funds may be combined with those of other accounts that Barclays manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When Barclays determines that a particular security should be bought or sold for the Funds and other accounts managed by Barclays, Barclays undertakes to allocate those transactions among the participants equitably.

     Under the 1940 Act, persons affiliated with the Funds, Barclays and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Barclays or Barclays Global Investors, N.A. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. In placing orders for portfolio securities of the Fund, Barclays is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Barclays seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While Barclays generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Funds' Board. Certain of the brokers or dealers with whom the Funds may transact business offer commission rebates to the Funds. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

                             DESCRIPTION OF SHARES

Each Fund is a series of the Company and is diversified, except for the Nasdaq-100 Index Fund and the Global Titans Index Fund, which are nondiversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are seventeen mutual funds in the Company, four of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Except as permitted by the SEC, whenever the S&P 500 Index Fund or the Extended Market Index Fund is requested to vote on matters pertaining to the Equity 500 Portfolio or the Extended Market Portfolio, respectively, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The shareholders who do not vote will have their votes cast by the Directors or officers of the Company in the same proportion as the Fund's shareholders who do, in fact, vote.

     The Equity 500 Portfolio, in which all the Assets of the S&P 500 Index Fund will be invested, is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the S&P 500 Index Fund and other entities investing in the Equity 500 Portfolio (E.G., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Equity 500 Portfolio. However, the risk of the S&P 500 Index Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Equity 500 Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the S&P 500 Index Fund nor you will be adversely affected by reason of the Fund's investing in the Equity 500 Portfolio.

     The Extended Market Portfolio, in which all the Assets of the Extended Market Fund will be invested, is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the Extended market Index Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Extended Market Portfolio. However, the risk of the Extended Market Index Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Extended Market Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Extended Market Index Fund nor you will be adversely affected by reason of the Fund's investing in the Extended Market Portfolio.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

     With respect to the Equity 500 Portfolio and the Extended Market Portfolio, the Portfolios are not subject to federal income taxation. Instead, the Funds and other investors investing in the Equity 500 Portfolio and the Extended Market Portfolio must take into account, in computing their federal income tax liability, their share of the Equity 500 Portfolio's and the Extended Market Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Equity 500 Portfolio and the Extended Market Portfolio.

     Distributions received by the S&P 500 Index Fund or the Extended Market Index Fund from the Equity 500 Portfolio or the Extended Market Portfolio generally will not result in either Fund's recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds each Fund's basis in its interest in the Equity 500 Portfolio or the Extended Market Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of each Fund's entire interest in the Equity 500 Portfolio or the Extended Market Portfolio and includes a disproportionate share of any unrealized receivables held by the Equity 500 Portfolio or the Extended Market Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of each Fund's entire interest in the Equity 500 Portfolio or the Extended Market Portfolio and consists solely of cash and/or unrealized receivables. Each Fund's basis in its interest in the Equity 500 Portfolio and the Extended Market Portfolio generally will equal the amount of cash and the basis of any property that the Funds invest in the Equity 500 Portfolio or the Extended Market Portfolio, increased by the Funds' share of income from the Equity 500 Portfolio or the Extended Market Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Equity 500 Portfolio or the Extended Market Portfolio.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Additionally, any account maintenance fee deducted from a shareholder's account will be treated as taxable income even though not received by the shareholder.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of eight Directors who supervise the business affairs of the Company. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 53

President and Chief Executive Officer of United Services Automobile Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-4/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (6/96-12/96); Special Assistant to Chairman, USAA (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA family of funds; and Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J. C. Roth 1, 2, 4
Director, President, and Vice Chairman of the Board of Directors
Age: 59

Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Trustee and Vice Chairman of USAA Life Investment Trust.

David G. Peebles 1
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining funds within the USAA family of funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 55

President,   Postal  Addvantage  (7/92-present);   Consultant,   Nancy  Harkins
Stationer (8/91-12/95). Mrs. Dreeben serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 54

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98). Dr. Mason serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Director
Age: 55

President of Reimherr Business Consulting (5/95-present). Mr. Reimherr serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 57

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
5405 Ridge Oak Drive
Austin, TX 78731-5405
Director
Age: 50

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Kenneth E. Willmann 1
Vice President
Age: 54

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining funds within the USAA family of funds, Director of IMCO, Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.

Michael D. Wagner 1
Secretary
Age: 52

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard 1
Assistant Secretary
Age: 37

Vice President, Securities Counsel & Compliance, IMCO (7/00-present); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services,

USAA Financial Planning Network, Inc., each of the remaining funds within the USAA family of funds, and for USAA Life Investment Trust.

Sherron A. Kirk 1
Treasurer
Age: 55

Senior Vice President, Senior Financial Officer, IMCO (1/00-present); Vice President, Senior Financial Officer, IMCO (8/98-1/00); Vice President, Controller, IMCO (10/92-8/98). Ms. Kirk serves as Treasurer of each of the remaining funds within the USAA family of funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr. 1
Assistant Treasurer
Age: 39

Executive  Director,  Mutual  Fund  Analysis  & Support,  IMCO  (6/00-present);
Director, Mutual Fund Analysis, IMCO(9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice
President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for each of the remaining funds within the USAA family of funds.

------------------------------
  1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
  2 Member of Executive Committee
  3 Member of Audit Committee
  4 Member of Pricing and Investment Committee
  5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Christopher W. Claus, Senior Vice President, Investment Sales and Service; and Samuel J. Borowski, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 1999.

             Name                    Aggregate               Total Compensation
              of                   Compensation                 from the USAA
           Director              From the company           Familty of Funds(b)
          -----------          -------------------          -------------------
     Robert G. Davis                 None (a)                    None (a)
     Barbara B. Dreeben              $ 9,417                    $ 34,500
     Howard L. Freeman, Jr. (c)      $ 9,417                    $ 34,500
     Robert L. Mason                 $ 9,417                    $ 34,500
     Michael J. C. Roth              None (a)                    None (a)
     John W. Saunders, Jr. (c)       None (a)                    None (a)
     Richard A. Zucker               $ 9,417                    $ 34,500
---------------------------------
 (a) Robert G. Davis, Michael J. C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA family of funds.

 (b) At December 31, 1999, the USAA family of funds consisted of four registered investment companies offering 38 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds. In addition, Michael J. C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds available to the public only through the
      purchase  of  certain  variable  annuity   contracts  and  variable  life
      insurance policies offered by USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

 (c) Effective December 31, 1999, John W. Saunders, Jr. and Howard L. Freeman, Jr. retired from the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds in the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of July 31, 2000, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of September 30, 2000, USAA and its affiliates owned (including related employee benefit plans) 4,649,251.838 shares (1%) of the USAA S&P 500 Index Fund.

     The Company knows of no other persons who, as of September 30, 2000, held of record or owned beneficially 5% or more of the voting stock of the S&P 500 Index Fund's shares.

               TRUSTEES AND OFFICERS OF THE EQUITY 500 PORTFOLIO

The Trustees and officers of the Equity 500 Portfolio and their birthdates, principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

      CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex1; Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     S. LELAND DILL (birth date: March 28, 1930)-- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust2 and Phoenix-Euclid Market Neutral Fund2; former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

      MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA2; Trustee, SG Cowen Mutual Funds2; Trustee, Japan Equity Fund2; Trustee, Taiwan Equity Fund2. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

      RICHARD HALE* (birth date: July 17, 1945) -- President and Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds2; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

      RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

      BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)3; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)2. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

      PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund
Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

      HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

----------------------
* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

                    OFFICERS OF THE TRUST AND THE PORTFOLIO

      DANIEL O. HIRSCH (birth date: March 27, 1954)-- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

      CHARLES A. RIZZO  (birth  date:  August 5, 1958)  Treasurer of the Trust;
Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc., or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

-----------------------
  1 The "BT Fund Complex"  consists of BT Investment  Funds,  BT  Institutional
    Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

  2 An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

  3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

  4 Underwriter/distributor for the Trust.

     The following table reflects fees paid to the Trustees of the Equity 500 Portfolio for the year ended December 31, 1999.

                           TRUSTEE COMPENSATION TABLE

                                           Aggregate         Total Compensation
           Name of Person,               Compensation        from Fund Complex
              Position                  From Portfolio        Paid to Trusteees
           ---------------              --------------       ------------------

       Charles P. Biggar                   $ 1,235                $ 43,750
       S. Leland Dill                      $ 1,074                $ 43,750
       Martin J. Gruber                    $   212                $ 45,000
       Richard Hale                            -                      -
       Richard J. Herring                  $   189                $ 43,750
       Bruce E. Langton                    $   212                $ 43,750
       Philip Saunders, Jr.                $ 1,108                $ 45,000
       Harry Van Benschoten                $   212                $ 45,000

     Bankers Trust reimbursed the Portfolio for a portion of their Trustees fees for the period above. Refer to the following sections INVESTMENT ADVISER and ADMINISTRATOR.

             TRUSTEES AND OFFICERS OF THE EXTENDED MARKET PORTFOLIO

The Trustees and officers of the Extended Market Portfolio and their ages, principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

Terry K. Glenn 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
President and Trustee
Age: 60

Executive Vice President of Merrill Lynch Investment Manager, L.P., (MLIM) and Fund Asset Management, L.P., (FAM) (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. (Princeton Services) since 1993; President of FAM Distributors, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

M. Colyer Crum 2, 3
104 Westcliff Road
Weston, Massachusetts 02493
Trustee
Age: 68

James R. Williston Professor of Investment Management Emeritus, Harvard Business School since 1996; James R. Williston Professor of Investment, Harvard Business School from 1971 to 1996; Director of Cambridge Bancorp.

Laurie Simon Hodrick 2, 3
809 Uris Hall
3022 Broadway
New York, New York 10027
Trustee
Age: 37

Professor of Finance and Economics, Graduate School of Business, Columbia University since 1998; Associate Professor of Finance and Economics, Graduate School of Business, Columbia University from 1996 to 1998; Associate Professor of Finance, J.L. Kellogg Graduate School of Management, Northwestern University from 1992 to 1996.

Jack B. Sunderland 2, 3
P. O. Box 7
West Cornwall, Connecticut 06796
Trustee
Age: 72

President and Director of American Independent Oil Company, Inc. (an energy company) since 1987; Member of Council on Foreign Relations since 1971.

Stephen B. Swensrud 2, 3
24 Federal Street
Suite 400
Boston, Massachusetts 02110
Trustee
Age: 67

Chairman of Fernwood Advisors (investment adviser) since 1996; Principal of Fernwood Associates (financial consultants) since 1975; Chairman of R.P.P. Corporation (manufacturing) since 1978; Director of International Mobile Communications, Inc. (telecommunications) since 1998.

J. Thomas Touchton 2, 3
The Witt-Touchton Company
One Tampa City Center
201 North Franklin Street, Suite 3405
Tampa, Florida 33602
Trustee
Age: 61

Managing Partner of The Witt-Touchton Company and its predecessor, The Witt Co. (a private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (an electric utility holding company).

Fred G. Weiss 2, 3
16450 Maddalena Place
Delray Beach, Florida 33446
Trustee
Age: 58

Director of Watson Pharmaceutical, Inc. (a pharmaceutical company) since 2000; Director of the Michael J. Fox Foundation for Parkinson's Research; Managing Director of FGW Associates since 1997; Vice President, Planning, Investment and Development of Warner Lambert Co. from 1979 to 1997; Director of Laboratories Phoenix USA, Inc. (a private drug delivery company); and Director of Kann Institute for Medical Careers, Inc. (a private medical education company).

Arthur Zeikel 1, 2
300 Woodland Avenue
Westfield, New Jersey 07090
Trustee
Age: 68

Chairman of FAM and of MLIM from 1997 to 1999; President of FAM and MLIM from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President thereof from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. (ML&Co.) from 1990 to 1999.

Joseph T. Monagle, Jr. 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 51

Senior Vice President of MLIM and FAM since 1990; Department Head of the Global Fixed Income Division of MLIM and FAM since 1997; Senior Vice President of Princeton Services since 1993.

Gregory Mark Maunz 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 47

First Vice President of MLIM and FAM since 1997; Vice President of MLIM and FAM from 1985 to 1997; Portfolio Manager of MLIM and FAM since 1984.

Jeffrey B. Hewson 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Vice President
Age: 48

Director (Global Fixed Income) of MLIM and FAM since 1998; Vice President of MLIM and FAM from 1989 to 1998; Portfolio Manager of MLIM and FAM since 1985.

Eric S. Mitofsky 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 45

First Vice President of MLIM and FAM since 1997; Vice President of MLIM and FAM from 1992 to 1997.

Christopher G. Ayoub 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 44

First Vice President of MLIM and FAM since 1998; Vice President of MLIM and FAM from 1985 to 1998.

Richard Vella 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 42

First Vice President of MLIM and FAM since 1999; Managing Director, Global Index Funds of Bankers Trust from 1997 to 1999; Managing Director, International Index Funds of Bankers Trust from 1995 to 1999; Vice President,
International Index Funds of Bankers Trust from 1990 to 1995; Assistant Vice President, International Index Funds of Bankers Trust from 1987 to 1990; Assistant Treasurer of Bankers Trust from 1985 to 1986.

Frank Salerno 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 40

First Vice  President of MLIM and FAM since 1999;  Managing  Director and Chief
Investment Officer of Structured Investments at Bankers Trust from 1995 to 1999; Managing Director and head of Structured Investments at Bankers Trust from 1993 to 1995; Domestic Head of Structured Investments at Bankers Trust from 1991 to 1993; Assistant Vice President of Structured Investments at Bankers Trust from 1985 to 1991.

Dean D'Onofrio 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 41

Managing Director and Head of Quantitative Advisors since 1999; Managing Director in Corporate Institutional Client Group from 1997 through 1999; Managing Director of Bankers Trust Company 1981 to 1996; Analyst of Quantitative Investments Group of Bankers Trust Company from 1981 to 1982; Portfolio Manager of Quantitative Investments Group of Bankers Trust Company from 1983 to 1984; Head of Quantitative Investments Group of Bankers Trust Company from 1985 to 1989; Head of U.S. Equity Derivatives Marketing Group of Bankers Trust Company from 1990 to 1993; Head of Hedge Funds and Arbitrage Trading Group of Bankers Trust Company from 1994 to 1996.

Donald C. Burke 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Vice President and Treasurer
Age: 40

Senior Vice President and Treasurer of MLIM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PAMD since 1999; First Vice President of MLIM and FAM from 1997 to 1999; Director of Taxation of MLAM since 1990; Vice President of MLAM and MLIM (previously know as Merrill Lynch Asset Management, L.P.) from 1990 to 1997.

Robert C. Doll, Jr. 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 45

First Vice President of MLIM and FAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

Ira P. Shapiro 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Secretary
Age: 37

First Vice President of MLIM and FAM since 1998; Director (Legal Advisory) of MLIM and FAM from 1997 to 1998; Vice President of MLIM and FAM from 1996 to 1997; Attorney with MLIM and FAM from 1993 to 1997.

Phil Green 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 36

Senior Vice President of MLIM and FAM since 1999; Managing Director and Portfolio Manager of Global Institutional Services at Bankers Trust from 1997 to 1999; Vice President of Quantitative Equities at Bankers Trust in 1996; Vice President of Asset Allocations Strategies at Bankers Trust from 1994 to 1996; Vice President of Foreign Exchange and Currency Overlay Strategies at Bankers Trust from 1988 to 1999; Assistant Treasurer of Asset Management Group at Bankers Trust from 1985 to 1988.

Sidney Hoots 1, 2
P.O. Box 9011
Princeton, New Jersey 08543-9011
Senior Vice President
Age: 39

Senior Vice President of MLIM and FAM since 1999;  Managing  Director of Global
Institutional Services at Bankers Trust from 1992 to 1999; Manager of Quantitative U.S. Equities Group at Bankers Trust from 1991 to 1992; Manager of Bond Index Funds at Bankers Trust from 1986 to 1991; Quantitative Analyst of Index Funds at Bankers Trust from 1984 to 1986.

-----------------------
  1 Interested person, as defined in the 1940 Act, as amended, of the Portfolio.

  2 Such Trustee or officer is a director, trustee, or officer of the investment companies for which Merrill Lynch Asset Management, L.P. or its affiliate acts as investment adviser.

  3 Member of the Trust's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Trustees.

     COMMITTEE AND BOARD MEETINGS. The Board has a standing Audit and Nominating Committee (the "Committee"), which consists of Board Members who are not "interested persons" of the Portfolio within the meaning of the 1940 Act. The principal purpose of the Committee is to review the scope of the annual audit conducted by the Portfolio's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Portfolio. The Committee also reviews and nominates candidates to serve as non-interested Board Members. The Committee generally will not consider nominees recommended by shareholders of the Portfolio. The noninterested Board Members have retained independent legal counsel to assist them in connection with these duties.

The following table reflects fees paid to the Trustees of the Extended Market Portfolio for the year ended December 31, 1999.

                           TRUSTEE COMPENSATION TABLE

                                       Aggregate             Total Compensation
           Name of Person,            Compensation            from Fund Complex
              Position               From Portfolio            Paid to Trustees
           ---------------           --------------          ------------------

       M. Colyer Crum                    N/A                         N/A
       Laurie Simon Hodrick              N/A                         N/A
       Terri K. Glenn                    None                        None
       Jack B. Sunderland                N/A                        $8,000
       Stephen B. Swensrud               N/A                        $8,000
       J. Thomas Touchton                N/A                        $8,000
       Fred G. Weiss                     N/A                         N/A
       Arthur Zeikel                     None                        None

                               INVESTMENT ADVISER

As described  in the Funds'  prospectus,  USAA  Investment  Management  Company
(IMCO) is the manager and investment adviser, providing the services under a Management Agreement with respect to the S&P 500 Index Fund and the Extended Market Index Fund and an Advisory Agreement with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund. IMCO, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970, has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to the services it provides under the Management and Advisory Agreements, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $42 billion, of which approximately $29 billion were in mutual fund portfolios.

     With respect to the S&P 500 Index Fund, under the Management Agreement, IMCO presently monitors the services provided by Bankers Trust to the Equity 500 Portfolio. IMCO receives no fee for providing these monitoring services. In the event the S&P 500 Index Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Equity 500 Portfolio, IMCO would become responsible for directly managing the assets of the S&P 500 Index Fund. In such event, the S&P 500 Index Fund would pay IMCO an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.

     With respect to the Extended Market Index Fund, under the Management Agreement, IMCO presently monitors the services provided by MLQA to the Extended Market Portfolio. IMCO receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, IMCO would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay IMCO an annual fee of
 .30% of the Fund's ANA, accrued daily and paid monthly.

     With respect to the S&P 500 Index Fund, the Management Agreement will remain in effect until June 30, 2001. With respect to the Extended Market Index Fund, the Management Agreement will remain in effect until June 30, 2002. The Advisory Agreement will remain in effect until June 30, 2002, for the Nasdaq-100 Index Fund and the Global Titans Index Fund. The Management Agreement and the Advisory Agreement (Agreements) will continue in effect from year to year thereafter for the Funds as long as it is approved at least annually by a vote of the outstanding voting securities of the Funds (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Funds) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. These Agreements may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940
Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. In addition to any amounts otherwise payable to IMCO as an advisory fee for current services under the Agreements, the Company shall be obligated to pay IMCO all amounts previously waived by IMCO with respect to a Fund, provided that such additional payments are made not later than three years from October 27, 2000, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed, in the case of the Extended Market Index Fund, 0.50% of the average net assets of the Fund, in the case of the Nasdaq-100 Index Fund, 0.85% of the average net assets of the Fund, or in the case of the Global Titans Index Fund, 0.85% of the average net assets of the Fund. IMCO has voluntarily agreed to limit the annual expenses of the Extended Market Index Fund to 0.50%, the Nasdaq-100 Index Fund to 0.85%, and the Global Titans Index Fund to 0.85% of the Fund's ANA, respectively, until May 1, 2001, and will reimburse the Funds for all expenses in excess of such limitations. After May 1, 2001, any such waiver or reimbursement may be terminated by IMCO at any time without prior notice to the shareholders.

     SUBADVISER TO THE FUNDS. IMCO has entered into a subadvisory agreement (Subadvisory Agreement) with Barclays Global Fund Advisors located at 45 Fremont Street, San Francisco, CA 94105. Under the Subadvisory Agreement, Barclays is responsible for the day-to-day management of the Nasdaq-100 Index and Global Titans Index Funds' assets pursuant to each Fund's investment objective and restrictions. For its services, with respect to the Nasdaq-100 Index Fund, Barclays receives a fee from IMCO at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $250 million and 0.03% of daily net assets on amounts above $250 million. For its services, with respect to the Global Titans Index Fund, Barclays receives a fee from IMCO at an annual rate equal to 0.09% of the Fund's average daily net assets on amounts up to $250 million and 0.04% of daily net assets on amounts above $250 million. The Subadvisory Agreement is subject to the same approval of the Board of Directors as the oversight and renewal of the Advisory Agreement. Barclays has agreed to provide to the Funds, among other things, analysis and statistical and economic data and information concerning the compilation of the Nasdaq-100 Index and the Dow Jones Global Titans Index, including portfolio composition. Both the Advisory Agreement and the Subadvisory Agreement will continue in effect for more than two years provided the continuance is approved annually
(i) by the holders of a majority of each Fund's outstanding voting securities or by each Fund's Board of Directors and (ii) by a majority of the Directors of the Funds who are not parties to the Advisory Agreement or the Subadvisory Agreement or affiliates of any such party. Both the Advisory Agreement and the Subadvisory Agreement may be terminated on sixty (60) days' written notice by any such party and will terminate automatically if assigned. Asset allocation, index and modeling strategies are employed by Barclays for other investment companies and accounts advised or sub-advised by Barclays. If these strategies indicate particular securities should be purchased or sold at the same time by the Funds and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by Barclays. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by each Fund or the price paid or received by each Fund.

     While the officers and employees of IMCO, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by IMCO and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. Copies of the Joint Code of Ethics for IMCO, MLQA, and Bankers Trust have been filed with the SEC and are available for public view.

     Additionally, while the officers and employees of Barclays may engage in personal securities transactions, they are restricted by the procedures in a Code of Ethics adopted by Barclays. The Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades.

     Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies, and other domestic and foreign companies.

     Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Equity 500 Portfolio, manages the Equity 500 Portfolio in accordance with the Equity 500 Portfolio's investment objective and stated investment policies, makes investment decisions for the Equity 500 Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Equity 500 Portfolio and employs professional investment managers and securities analysts who provide research services to the Equity 500 Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Equity 500 Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Equity 500 Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Equity 500 Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Equity 500 Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

     Under the terms of the Equity 500 Portfolio's investment advisory agreement with Bankers Trust (the Advisory Agreements), Bankers Trust manages the Equity 500 Portfolio subject to the supervision and direction of the Board of Trustees of the Equity 500 Portfolio. Bankers Trust will: (1) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended;
(2) manage the Equity 500 Portfolio in accordance with the Equity 500 Portfolio's investment objective, restrictions, and policies; (3) make investment decisions for the Equity 500 Portfolio; and (4) place purchase and sale orders for securities and other financial instruments on behalf of the Equity 500 Portfolio.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The S&P 500 Index Fund and the Equity 500 Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Directors of the Company who are not officers, directors, or employees of Bankers Trust, ICC Distributors or any of their affiliates, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers, and Trustees of the Equity 500 Portfolio or Directors of the Company; and any extraordinary expenses.

     For the years ended December 31, 1999, 1998, and 1997, Bankers Trust earned $5,134,906, $3,186,503, and $2,430,147, respectively, as compensation for investment advisory services provided to the Equity 500 Portfolio. During the same periods, Bankers Trust reimbursed $0, $799,296, and $1,739,490, respectively, to the Equity 500 Portfolio to cover advisory and administrative expenses exceeding expense limitations that were in effect for those periods.

     Bankers Trust may have deposit, loan, and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Equity 500 Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade, and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Equity 500 Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Equity 500 Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Equity 500 Portfolio is a customer of Bankers Trust, its parent, or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or such affiliate.

                                 ADMINISTRATOR

Under the terms of each Fund's administration agreement with IMCO, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Fund. IMCO will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide monitoring reports and assistance regarding compliance with its Articles of Incorporation, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Under the administration and services agreement between the Equity 500 Portfolio and Bankers Trust, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Equity 500 Portfolio reasonably deems necessary for the proper administration of the Equity 500 Portfolio. Bankers Trust will generally assist in all aspects of the Equity 500 Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     For the fiscal years ended December 31, 1999, 1998, and 1997, Bankers Trust earned $344,960, $676,625, and $1,215,073, respectively, as compensation for administrative and other services provided to the Equity 500 Portfolio. For the fiscal year ended December 31, 1999, no administrative fees were waived to the Equity 500 Portfolio. For the fiscal year 1998, Bankers Trust waived $139,957 in administrative fees charged to the Equity 500 Portfolio.

     For the fiscal years ended  December 31, 1999,  1998, and 1997 IMCO earned
$1,479,126,   $461,363,   and  $93,126,   respectively,   as  compensation  for
administrative and other services provided to the S&P 500 Index Fund.

     IMCO has entered into a servicing agreement with Bankers Trust pursuant to which Bankers Trust has agreed to pay the IMCO a fee for performing the following services: providing marketing and promotional materials and other information relating to the Equity 500 Portfolio and the S&P 500 Index Fund to current and prospective shareholders of the S&P 500 Index Fund; assisting shareholders in opening or maintaining accounts with the S&P 500 Index Fund; and maintaining and preserving records in connection with providing these services. For these services, Bankers Trust has agreed to pay IMCO a monthly fee in the following amounts: .03 of 1% per annum for average daily net assets of the S&P 500 Index Fund invested in the Equity 500 Portfolio up to $2.5 billion; .04 of 1% per annum for the next $1.5 billion average daily net assets of the S&P 500 Index Fund invested in the Equity 500 Portfolio; and .045 of 1% per annum of the amount by which the average daily net assets of the S&P 500 Index Fund invested in the Equity 500 Portfolio exceed $4 billion.

     Under the administration and services agreement between the Extended Market Portfolio and MLQA, MLQA is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Extended Market Portfolio reasonably deems necessary for the proper administration of the Extended Market Portfolio. MLQA will generally assist in all aspects of the Extended Market Portfolio's operations; supply and maintain office facilities (which may be in MLQA's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                              GENERAL INFORMATION

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing, best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26 per account, except the S&P 500 Index Fund, which pays the Transfer Agent an annual fixed fee of $20 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses, which are incurred at the specific direction of the Company.

CUSTODIAN

The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds' investments in the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Extended Market Index Fund. State Street Bank and Trust Company, P. O. Box 1713, Boston, MA 02105, is the custodian for the Nasdaq-100 Index Fund and the Global Titans Index Fund. Bankers Trust serves as custodian for both the S&P 500 Index Fund and the Equity 500 Portfolio. As custodian, it holds both the S&P 500 Index Fund's and the Equity 500 Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act. Chase Manhattan Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245 is the custodian for the Extended Market Index Fund and the Extended Market Portfolio.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the prospectus. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099 serves as counsel to the Equity 500 Portfolio. Swidler, Berlin, Shereff, Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174 serves as counsel to the Extended Market Portfolio.

INDEPENDENT ACCOUNTANTS

KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon. PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201 has been selected as the independent accountants for the Equity 500 Portfolio. Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400 has been selected as the independent accountants for the Extended Market Portfolio.

BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Equity 500 Portfolio contemplated by the Advisory Agreements and other activities for the S&P 500 Index Fund and the Equity 500 Portfolio described in the prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Equity 500 Portfolio. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)N = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
              ERV  =  ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period


The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts. For periods after December 31, 1999, performance does not reflect the annual $10 account maintenance fee for the S&P 500 Index Fund, which fee is waived for accounts of $10,000 or more. As of December 31, 1999, the S&P 500 Index Fund's average account size was approximately $22,135.

     The S&P 500 Index Fund's total return for the fiscal year ended December 31, 1999, was 20.67%.

                  APPENDIX A - COMPARISON OF FUND PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR, a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

In addition to the sources above, performance of the Fund may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

Other sources for total return and other performance data that may be used by the Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                      APPENDIX B - SHORT-TERM DEBT RATINGS

MOODY'S MUNICIPAL

MIG-1/VMIG1           This designation  denotes best quality.  There is present
                      strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2           This  designation   denotes  high  quality.   Margins  of
                      protection are ample although not so large as in the preceding group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           o Leading market positions in well-established industries.

           o High rates of return on funds employed.

           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

         As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100      10         10           6          16.67        10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500   ***41         62.77    ***39          66.35     ***46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

28083-1000

                                     Part B

                      Statement of Additional Information
                          For the Capital Growth Fund

USAA    USAA                                             STATEMENT OF
EAGLE   MUTUAL                                           ADDITIONAL INFORMATION
LOGO    FUND, INC.                                       OCTOBER 27, 2000
-------------------------------------------------------------------------------
                             USAA MUTUAL FUND, INC.
                             (CAPITAL GROWTH FUND)

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of seventeen no-load mutual funds, one of which are described in this statement of additional information (SAI): the Capital Growth Fund. The Fund is classified as diversified and has its own investment objective designed to meet different investment goals.

You may obtain a free copy of a prospectus dated October 27, 2000, for the Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Fund and should be read in conjunction with the Fund's prospectus.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           6   Investment Restrictions
           7   Portfolio Transactions
           8   Description of Shares
           9   Tax Considerations
           9   Directors and Officers of the Company
          12   The Company's Manager
          13   General Information
          14   Calculation of Performance Data
          14   Appendix A - Long-Term and Short-Term Debt Ratings
          16   Appendix B - Comparison of Portfolio Performance
          19   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     The Fund's NAV per share is calculated each day, Monday through Friday, except on days the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of the Fund is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. If, however, the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one Fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at their bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make additional investments in one or any combination of the portfolios described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $25 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in the Fund's prospectus describe the investment objective and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The following is provided as additional information.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

The Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     The Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Directors.

FOREIGN SECURITIES

The Fund may  invest  its  assets in  foreign  securities  purchased  in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enter into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Funds believe that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     The Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Fund may invest its assets in equity securities of REITs, the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which the Fund will invest may be rated below investment grade as determined by Moody's Investors Service, (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. A Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

TEMPORARY DEFENSIVE POLICY

The Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper, and other corporate debt obligations.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company and is applicable to the Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities.

The Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities, as such term is defined in the 1940 Act, and shares of any registered investment company) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to the Fund's concentration policy as described above and in its prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     The Fund will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Company's Board of Directors has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide statistical research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The Company pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of the Fund's investment objective. Although the Fund will not purchase or sell securities solely to achieve short-term trading profits, the Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

                             DESCRIPTION OF SHARES

The Fund is a series of the Company and is diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Seventeen Funds have been established, one of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     The Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of the Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, the Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of eight Directors who supervise the business affairs of the Company. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 53

President and Chief Executive Officer of United Services Automobile Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-4/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (6/96-12/96); Special Assistant to Chairman, USAA (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA Family of Funds; Director and Chairman of the Boards of Directors of USAA Investment Management Company
(IMCO), USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J.C. Roth 1, 2, 4
Director, President, and Vice Chairman of the Board of Directors
Age: 59

Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA Family of Funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; Trustee and Vice Chairman of USAA Life Investment Trust.

David G. Peebles 1
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX 78209
Director
Age: 55

President,   Postal  Addvantage  (7/92-present);   Consultant,   Nancy  Harkins
Stationer (8/91-12/95). Mrs. Dreeben serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Director
Age: 55

President of Reimherr Business Consulting (5/95-present). Mr. Reimherr serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Laura T. Starks, Ph.D. 3, 4, 5
5405 Ridge Oak Drive
Austin, TX 78731-5405
Director
Age: 50

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of Finance, University of Texas at Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX 78230
Director
Age: 54

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98). Dr. Mason serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Richard A. Zucker 2, 3, 4, 5
407 Arch Bluff
San Antonio, TX 78216
Director
Age: 57

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 54

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining funds within the USAA Family of Funds, Director of IMCO, Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.

Michael D. Wagner 1
Secretary
Age: 52

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA Family of Funds; Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard 1
Assistant Secretary
Age: 37

Vice President, Securities Counsel & Compliance, IMCO (7/00-present); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Network, Inc., each of the remaining funds within the USAA Family of Funds, and for USAA Life Investment Trust.

Sherron A. Kirk 1
Treasurer
Age: 55

Senior Vice President, Senior Financial Officer, IMCO (1/00-present); Vice President, Senior Financial Officer, IMCO (8/98-1/00); Vice President, Controller, IMCO (10/92-8/98). Ms. Kirk serves as Treasurer of each of the remaining funds within the USAA Family of Funds; Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr. 1
Assistant Treasurer
Age: 40

Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-present); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice
President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for each of the remaining funds within the USAA Family of Funds.

-------------------------------------------------------------------------------

 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Christopher W. Claus, Senior Vice President, Investment Sales and Services; and Samuel J. Borowski, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 2000.

     Name                        Aggregate               Total Compensation
      of                        Compensation                from the USAA
   Director                    From the Company           Family of Funds (b)
   --------                    ----------------           -------------------

 Robert G. Davis                 None (a)                      None (a)
 Barbara B. Dreeben              $9,875                        $39,500
 Howard L. Freeman, Jr. (c)      $3,500                        $14,000
 Robert L. Mason                 $9,875                        $39,500
 David G. Peebles                None (a)                      None (a)
 Michael F. Reimherr             $6,375                        $25,500
 Michael J. C. Roth              None (a)                      None (a)
 John W. Saunders, Jr. (c)       None (a)                      None (a)
 Richard A. Zucker               $9,875                        $39,500
 Laura T. Starks                 $3,500                        $14,000

-------------------------------------------------------------------------------
 (a) Robert G. Davis, Michael J.C. Roth, John W. Saunders, Jr., and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

 (b) On July 31, 2000, the USAA Family of Funds consisted of four registered investment companies offering 36 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J. C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

 (c) Effective December 31, 1999, John W. Saunders, Jr. and Howard L. Freeman, Jr. retired from the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA Family of Funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                             THE COMPANY'S MANAGER

As described in the Fund's prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $42 billion, of which approximately $29 billion were in mutual fund portfolios.

     While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Manager and the Funds. The

Joint Code of Ethics was designed to ensure that the shareholders' interests come before the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for the Manager has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in each Fund's prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, the Fund pays all other expenses incurred in its operations. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2002, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of the Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records; handling of communications with shareholders; distribution of Fund dividends; and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual fixed fee of $26 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                              GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities; handling the receipt and delivery of securities; and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)N = ERV

Where:    P   =    a hypothetical initial payment of $1,000
          T   =    average annual total return
          n   =    number of years
          ERV =    ending redeemable value of a hypothetical $1,000 payment
                   made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Funds are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated "BBB" exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B An obligation rated "B" is MORE VULNERABLE to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM "AA" TO "CCC" MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH INFORMATION, INC.

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) MINUS(-) SIGNS MAY BE APPENDED TO A RATING TO DENOTE RELATIVE STATUS WITHIN MAJOR RATING CATEGORIES. SUCH SUFFIXES ARE NOT ADDED TO THE AAA RATING CATEGORY OR TO CATEGORIES BELOW CCC.

2. SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           * Leading market positions in well-established industries.
           * High rates of return on funds employed.
           * Conservative capitalization structure with moderate reliance on debt and ample asset protection.
           * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S MUNICIPAL

MIG 1/VMIG 1          This designation  denotes best quality.  There is present
                      strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2          This  designation  denotes   high  quality.   Margins  of
                      protection are ample although not so large as in the preceding group.

S&P CORPORATE AND GOVERNMENT

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Fund and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper that covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter that covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper that covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition to the sources above, performance of our Fund may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

     - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

     - Russell 2000(R) Index is an index that consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small cap index.

     - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

     Other sources for total return and other performance data that may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100      10         10           6          16.67        10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500   ***41         62.77    ***39          66.35     ***46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

36838-1000

                             USAA MUTUAL FUND, INC.

PART C.   OTHER INFORMATION

Item 23.                            EXHIBITS

1   (a)   Articles of Incorporation dated October 10, 1980 (1)
    (b)   Articles of Amendment dated January 14, 1981 (1)
    (c)   Articles Supplementary dated July 28, 1981 (1)
    (d)   Articles Supplementary dated November 3, 1982 (1)
    (e)   Articles of Amendment dated May 18, 1983 (1)
    (f)   Articles Supplementary dated August 8, 1983 (1)
    (g)   Articles Supplementary dated July 27, 1984 (1)
    (h)   Articles Supplementary dated November 5, 1985 (1)
    (i)   Articles Supplementary dated January 23, 1987 (1)
    (j)   Articles Supplementary dated May 13, 1987 (1)
    (k)   Articles Supplementary dated January 25, 1989 (1)
    (l)   Articles Supplementary dated May 2, 1991 (1)
    (m)   Articles Supplementary dated November 14, 1991 (1)
    (n)   Articles Supplementary dated April 14, 1992 (1)
    (o)   Articles Supplementary dated November 4, 1992 (1)
    (p)   Articles Supplementary dated March 23, 1993 (1)
    (q)   Articles Supplementary dated May 5, 1993 (1)
    (r)   Articles Supplementary dated November 8, 1993 (1)
    (s)   Articles Supplementary dated January 18, 1994 (1)
    (t)   Articles Supplementary dated November 9, 1994 (1)
    (u)   Articles Supplementary dated November 8, 1995 (2)
    (v)   Articles Supplementary dated February 6, 1996 (3)
    (w)   Articles Supplementary dated March 12, 1996 (4)
    (x)   Articles Supplementary dated November 13, 1996 (7)
    (y)   Articles Supplementary dated May 9, 1997 (8)
    (z)   Articles of Amendment dated July 9, 1997 (9)
    (aa)  Articles Supplementary dated November 12, 1997 (10)
    (bb)  Articles Supplementary dated April 3, 1998 (13)
    (cc)  Articles Supplementary dated May 6, 1999 (14)
    (dd)  Articles Supplementary dated November 18, 1999 (16)
    (ee)  Articles Supplementary dated July 19, 2000 (17)

2         Bylaws, as amended July 19, 2000 (17)

3         SPECIMEN CERTIFICATES FOR SHARES OF
    (a)   Growth Fund (1)
    (b)   Income Fund (1)
    (c)   Money Market Fund (1)
    (d)   Aggressive Growth Fund (1)
    (e)   Income Stock Fund (1)
    (f)   Growth & Income Fund (1)
    (g)   Short-Term Bond Fund (1)
    (h)   S&P 500 Index Fund (4)
    (i)   Science & Technology Fund (9)

Item 23.                              EXHIBITS

    (j)   First Start Growth Fund (9)
    (k)   Intermediate-Term Bond Fund (15)
    (l)   High-Yield Opportunities Fund (15)
    (m)   Small Cap Stock Fund (15)
    (n)   Form of Extended Market Index Fund (17)
    (o)   Form of Nasdaq-100 Index Fund (17)
    (p)   Form of Global Titans Index Fund (17)
    (q)   Form of Capital Growth Fund (17)

4   (a)   Advisory Agreement dated September 21, 1990 (1)
    (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (e) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (f) Amendment to Administration Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (7)
    (g) Letter Agreement to the Advisory Agreement dated August 1, 1997 adding the Science & Technology Fund and First Start Growth Fund (9)
    (h) Letter Agreement to the Advisory Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (i) Form of Management Agreement with respect to the Extended Market Index Fund (filed herewith)
    (j) Form of Administration Agreement with respect to the Extended Market Index Fund (filed herewith)
    (k) Form of Advisory Agreement with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (filed herewith)
    (l) Form of Administration Agreement with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (filed herewith)
    (m) Form of Letter Agreement to the Advisory Agreement adding the Capital Growth Fund (filed herewith)
    (n) Form of Sub-Advisory Agreement with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (filed herewith)
    (o) Form of Accounting Services Agreement with respect to the Extended Market Index Fund (filed herewith)

5   (a)   Underwriting Agreement dated July 25, 1990 (1)
    (b) Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
    (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (f) Form of Letter Agreement to the Underwriting Agreement adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (filed herewith)

6         Not Applicable

7   (a)   Custodian Agreement dated November 3, 1982 (1)
    (b)   Letter Agreement dated April 20, 1987 adding Income Stock Fund (1)
    (c)   Amendment No. 1 to the Custodian Contract dated October 30, 1987 (1)

Item 23.                              EXHIBITS

    (d)   Amendment to the Custodian Contract dated November 3, 1988 (1)
    (e)   Amendment to the Custodian Contract dated February 6, 1989 (1)
    (f)   Amendment to the Custodian Contract dated November 8, 1993 (1)
    (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (h)   Subcustodian Agreement dated March 24, 1994 (3)
    (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (k) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (l)   Amendment to Custodian Contract dated May 13, 1996 (5)
    (m) Letter Agreement to the Custodian Agreement dated August 1, 1997 with respect to the Science & Technology Fund and First Start Growth Fund (9)
    (n) Letter Agreement to the Custodian Agreement dated August 2, 1999 with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (o) Form of Custody Letter Agreement with respect to the Extended Market Index Fund (filed herewith)
    (p) Form of Addendum to the Custody Letter Agreement with respect to the Extended Market Index Fund (filed herewith)
    (q) Form of Letter Agreement to the Custodian Agreement with respect to the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (filed herewith)

8   (a)   Articles of Merger dated January 30, 1981 (1)
    (b)   Transfer Agency Agreement dated January 23, 1992 (1)
    (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
    (d) Amendments dated January 1, 1999 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, Short-Term Bond Fund, Science Technology Fund and First Start Growth Fund (15)
    (e)   Amendment No. 1 to Transfer Agency Agreement dated  November 14, 1995
           (2)
    (f) Third Party Feeder Fund Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (g) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (h) Transfer Agency Agreement Fee Schedule dated May 1, 2000 for S&P 500 Index Fund (16)
    (i)   Master  Revolving   Credit  Facility   Agreement  with  USAA  Capital
          Corporation  dated  January  11,  2000  ($500,000,000)  (16)
    (j) Master Revolving Credit Facility Agreement with Bank of America dated January 12, 2000 (16)
    (k) Letter Agreement to Transfer Agency Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
    (l)   Master  Revolving  Credit  Facility  Agreement  with  USAA  Capital
           Corporation  dated  January  11,  2000   ($250,000,000)  (16)
    (m) Letter Agreement to Transfer Agency Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund and Small Cap Stock Fund (15)
    (n) Transfer Agency Agreement Fee Schedule for Intermediate-Term Bond Fund (15)
    (o) Transfer Agency Agreement Fee Schedule for High-Yield Opportunities Fund (15)
    (p)   Transfer Agency Agreement Fee Schedule for Small Cap Stock Fund (15)
    (q) Form of Master-Feeder Participation Agreement with respect to the Extended Market Index Fund (filed herewith)
    (r) Form of Letter Agreement to the Transfer Agency Agreement adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (filed herewith)

Item 23.                              EXHIBITS

    (s) Form of Transfer Agency Agreement Fee Schedule for the Extended Market Index Fund (filed herewith)
    (t) Form of Transfer Agency Agreement Fee Schedule for the Nasdaq-100 Index Fund (filed herewith)
    (u) Form of Transfer Agency Agreement Fee Schedule for the Global Titans Index Fund (filed herewith)
    (v) Form of Transfer Agency Agreement Fee Schedule for the Capital Growth Fund (filed herewith)
    (w)   Form of License  Agreement for Nasdaq-100 Index Fund (filed herewith)
    (x) Form of License Agreement for Global Titans Index Fund (filed herewith)
    (y) Form of Sub-License Agreement for Extended Market Index Fund (filed herewith)
    (z) Form of Commodity Customer's Agreement for the Nasdaq-100 Index Fund and the Global Titans Index Fund (filed herewith)

9   (a)   Opinion  of  Counsel with respect  to  the  Growth Fund, Income Fund,
           Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (2)
    (b)   Opinion of Counsel with respect to the S&P 500 Index Fund (16)
    (c)   Opinion of Counsel with respect to the Aggressive Growth Fund (6)
    (d) Consent of Counsel with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, and First Start Growth Fund (15)
    (e) Opinion of Counsel with respect to the Science & Technology Fund and First Start Growth Fund (8)
    (f) Opinion and Consent of Counsel with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund
           (14)
    (g) Consent of Counsel with respect to the S&P 500 Index Fund (filed herewith)
    (h) Opinion and Consent of Counsel with respect to the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (filed herewith)

10        Independent  Accountants' Consent with respect to the  S&P 500  Index
           Fund - (filed herewith)

11        Omitted financial statements - Not Applicable

12        SUBSCRIPTIONS AND INVESTMENT LETTERS
    (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
    (b)   Subscription and Investment  Letter for S&P 500 Index Fund (5)
    (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
    (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (e) Form of Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans Index Fund, and Capital Growth Fund (17)

13        12b-1 Plans - Not Applicable

14        18f-3 Plans - Not Applicable

15        Plan Adopting Multiple Classes of Shares - Not Applicable

16        CODE OF ETHICS
    (a)   USAA Investment Management Company (filed herewith)
    (b)   Bankers Trust Company (16)
    (c)   Merrill Lynch Investment Managers (filed herewith)
    (d)   Barclays Global Investors, N.A. (filed herewith)

Item 23.                              EXHIBITS

17        POWERS OF ATTORNEY
    (a) Powers of Attorney for Sherron A. Kirk, David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 and Michael J.C. Roth dated April 22, 2000 (16)
    (b)   With respect to the S&P 500  Index Fund, Powers of  Attorney for John
           Y. Keffer, Charles A. Rizzo, Charles P. Biggar, S. Leland Dill, Richard T. Hale, Richard J. Herring, Bruce E. Langton, Martin J. Gruber, Philip Saunders, Jr., and Harry Van Benscoten, Trustees of the Equity 500 Index Portfolio, dated September 8, 1999 (16)
    (c)   Power of Attorney for Robert G. Davis dated July 19, 2000 (17)

-------------------------------------------------------------------------------
(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

(16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

(17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

Item 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as  indemnification  for  liabilities  arising  under the
              Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the
              Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 26.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal           Position and Offices       Position and Offices
 Business Address              with Underwriter            with Registrant
------------------           --------------------       ---------------------

Robert G. Davis              Director and Chairman       Director and
9800 Fredericksburg Road     of the Board of             Chairman of the
San Antonio, TX 78288        Directors                   Board of Directors

Michael J.C. Roth            Chief Executive Officer,    President, Director
9800 Fredericksburg Road     President, Director, and    and Vice Chairman of
San Antonio, TX 78288        Vice Chairman of the        the Board of Directors
                             Board of Directors

David G. Peebles             Senior Vice President,      Vice President and
9800 Fredericksburg Road     Equity Investments, and     Director
San Antonio, TX 78288        Director

Kenneth E. Willmann          Senior Vice President,      Vice President
9800 Fredericksburg Road     Fixed Income Investments
San Antonio, TX 78288        and Director

Christopher W. Claus         Senior Vice President,      None
9800 Fredericksburg Road     Investment Sales and
San Antonio, TX 78288        Service

Samuel J. Borowski           Senior Vice President,      None
9800 Fredericksburg          Investment Operations
San Antonio, TX 78288

Michael D. Wagner            Vice President, Secretary   Secretary
9800 Fredericksburg Road     and Counsel
San Antonio, TX 78288

Mark S. Howard               Vice President, Securities  Assistant Secretary
9800 Fredericksburg Road     Counsel and Compliance,
San Antonio, TX 78288        and Assistant Secretary

Sherron A. Kirk              Senior Vice President,      Treasurer
9800 Fredericksburg Road     Senior Financial Officer,
San Antonio, TX 78288        and Treasurer

        (c)   Not Applicable

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

                    Bankers Trust Company
                    Four Albany Street
                    New York, New York 10006

                    Chase Manhattan Bank
                    4 Chase MetroTech
                    18th Floor
                    Brooklyn, New York  11245

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement purchase to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 27th day of October 2000.

                                            USAA MUTUAL FUND, INC.

                                                      *
                                            --------------------------
                                            Michael J.C. Roth
                                            President

         Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

   (Signature)                        (Title)                   (Date)

 *                              Chairman of the
-----------------------------   Board of Directors
Robert G. Davis

                                Vice Chairman of the Board
                                of Directors and President
 *                              (Principal Executive Officer)
----------------------------
Michael J.C. Roth

                                Treasurer (Principal
                                Financial and
 *                              Accounting Officer)
----------------------------
Sherron A. Kirk
 *
-----------------------------   Director
David G. Peebles

 *                              Director
----------------------------
Robert L. Mason

 *                              Director
----------------------------
Michael F. Reimherr

 *                              Director
----------------------------
Richard A. Zucker

 *                              Director
----------------------------
Barbara B. Dreeben

 *                              Director
----------------------------
Laura T. Starks


*By:  /s/ Mark S. Howard
      ----------------------
Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated April 22, 2000, and July 19, 2000, incorporated by reference to Post Effective Amendments Nos. 53 and 54 filed with the Securities and Exchange Commission on April 28, 2000, and August 4, 2000, respectively.

                                 SIGNATURES

     Equity 500 Index Portfolio has duly caused this Post-effective Amendment No. 55 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Baltimore and state of Maryland on the 19 day of October, 2000.

EQUITY 500 INDEX PORTFOLIO

  By: /S/ RICHARD T. HALE
     --------------------------------
      President

     This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. has been signed below by the following persons in the capacities included with respect to Equity 500 Index Portfolio on October 19, 2000.

SIGNATURE                       TITLE

Charles P. Biggar*              Trustee

S. Leland Dill*                 Trustee

Martin J. Gruber*               Trustee

Richard Hale*                   Trustee and President

Richard J. Herring*             Trustee

Bruce E. Langton*               Trustee

Philip Saunders, Jr.*           Trustee

Harry Van Benschoten*           Trustee

John Y. Keffer*                 President and Chief Executive Officer

Charles A. Rizzo                Treasurer and Principal Financial and Accounting
                                Officer

By: /S/ DANIEL O. HIRSCH
    ----------------------------------------
    Daniel O. Hirsh, Secretary of Equity 500 Index Portfolio,
       As Attorney-in-Fact to a Power of Attorney.

                                  SIGNATURES

     Master Extended Market Index Portfolio has duly caused this Post-effective Amendment No. 55 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. to be signed on it behalf by the undersigned, thereunto duly authorized, in the township of Plainsboro and state of New Jersey on the 19 day to October, 2000.

MASTER EXTENDED MARKET INDEX PORTFOLIO

  By: /S/ TERRY K. GLENN
      --------------------------------
      President

     This Post-Effective Amendment No. 55 to the Registration Statement of Form N-1A of USAA Mutual Fund, Inc. has been signed by the following persons in the capacities included with respect to Master Extended Market Index Portfolio on October 19, 2000.

SIGNATURE                       TITLE

Terry K. Glenn*                 President and Trustee

M. Colyer Crum*                 Trustee

Laurie Simon Hodrick*           Trustee

Jack B. Sunderland*             Trustee

Stephen B. Swensrun*            Trustee

J. Thomas Touchton              Trustee

Fred G. Weiss*                  Trustee

Arthur Zeikel*                  Trustee

*By /S/ TERRY K. GLENN
    ----------------------------
    Terry K. Glenn
    As Attorney-in-Fact to a Power of Attorney

                                 EXHIBIT INDEX

EXHIBIT                             ITEM                           PAGE NO. *


1   (a)   Articles of Incorporation dated October 10, 1980 (1)
    (b)   Articles of Amendment dated January 14, 1981 (1)
    (c)   Articles Supplementary dated July 28, 1981 (1)
    (d)   Articles Supplementary dated November 3, 1982 (1)
    (e)   Articles of Amendment dated May 18, 1983 (1)
    (f)   Articles Supplementary dated August 8, 1983 (1)
    (g)   Articles Supplementary dated July 27, 1984 (1)
    (h)   Articles Supplementary dated November 5, 1985 (1)
    (i)   Articles Supplementary dated January 23, 1987 (1)
    (j)   Articles Supplementary dated May 13, 1987 (1)
    (k)   Articles Supplementary dated January 25, 1989 (1)
    (l)   Articles Supplementary dated May 2, 1991 (1)
    (m)   Articles Supplementary dated November 14, 1991 (1)
    (n)   Articles Supplementary dated April 14, 1992 (1)
    (o)   Articles Supplementary dated November 4, 1992 (1)
    (p)   Articles Supplementary dated March 23, 1993 (1)
    (q)   Articles Supplementary dated May 5, 1993 (1)
    (r)   Articles Supplementary dated November 8, 1993 (1)
    (s)   Articles Supplementary dated January 18, 1994 (1)
    (t)   Articles Supplementary dated November 9, 1994 (1)
    (u)   Articles Supplementary dated November 8, 1995 (2)
    (v)   Articles Supplementary dated February 6, 1996 (3)
    (w)   Articles Supplementary dated March 12, 1996 (4)
    (x)   Articles Supplementary dated November 13, 1996 (7)
    (y)   Articles Supplementary dated May 9, 1997 (8)
    (z)   Articles of Amendment dated July 9, 1997 (9)
    (aa)  Articles Supplementary dated November 12, 1997 (10)
    (bb)  Articles Supplementary dated April 3, 1998 (13)
    (cc)  Articles Supplementary dated May 6, 1999 (14)
    (dd)  Articles Supplementary dated November 18, 1999 (16)
    (ee)  Articles Supplementary dated July 19, 2000 (17)

2         Bylaws, as amended July 19, 2000 (17)

3         SPECIMEN CERTIFICATES FOR SHARES OF
    (a)   Growth Fund (1)
    (b)   Income Fund (1)
    (c)   Money Market Fund (1)
    (d)   Aggressive Growth Fund (1)
    (e)   Income Stock Fund (1)
    (f)   Growth & Income Fund (1)
    (g)   Short-Term Bond Fund (1)
    (h)   S&P 500 Index Fund (4)
    (i)   Science & Technology Fund (9)
    (j)   First Start Growth Fund (9)

EXHIBIT                                 ITEM                       PAGE NO.*

    (k)   Intermediate-Term Bond Fund (15)
    (l)   High-Yield Opportunities Fund (15)
    (m)   Small Cap Stock Fund (15)
    (n)   Form of Extended Market Index Fund (17)
    (o)   Form of Nasdaq-100 Index Fund (17)
    (p)   Form of Global Titans Index Fund (17)
    (q)   Form of Capital Growth Fund (17)

4   (a)   Advisory Agreement dated September 21, 1990 (1)
    (b)   Letter  Agreement dated June 1, 1993 adding Growth & Income
           Fund and Short-Term Bond Fund (1)
    (c)   Management Agreement dated May 1, 1996 with  respect to the
           S&P 500 Index Fund (5)
    (d)   Administration Agreement dated May 1, 1996 with respect to the S&P 500  Index  Fund (5)
    (e)   Letter Agreement to the Management Agreement dated May 1,
           1996 with respect to the S&P 500 Index Fund (5)
    (f)   Amendment  to  Administration  Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (7)
    (g)   Letter Agreement to the Advisory  Agreement dated August 1,
           1997 adding  Science &  Technology Fund  and  First Start
           Growth Fund (9)
    (h)   Letter Agreement to the Advisory Agreement dated August 2,
           1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (i)   Form of Management  Agreement  with respect to the Extended
           Market Index Fund (filed  herewith)                             143
    (j)   Form of  Administration  Agreement with respect to the
           Extended Market Index Fund (filed  herewith)                    150
    (k)   Form of Advisory Agreement with respect to the Nasdaq-100
           Index Fund and the Global Titans Index Fund (filed herewith)    156
    (l)   Form of Administration  Agreement  with respect to the
           Nasdaq-100 Index Fund and the Global Titans Index Fund
           (filed herewith)                                                163
    (m)   Form of Letter Agreement to the Advisory Agreement adding the
           Capital  Growth  Fund  (filed  herewith)                        169
    (n)   Form of Sub-Advisory Agreement with respect to the Nasdaq-100
           Index  Fund and the Global Titans Index Fund (filed herewith)   171
    (o)   Form of Accounting Services Agreement with respect to the
           Extended Market Index Fund (filed herewith)                     188

5   (a)   Underwriting Agreement dated July 25, 1990 (1)
    (b) Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (d)   Letter Agreement to the Underwriting Agreement dated August
           1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
    (e)   Letter Agreement to the Underwriting Agreement dated August
           2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)

EXHIBIT                                 ITEM                       PAGE NO.*

    (f)   Form of Letter Agreement to the Underwriting Agreement adding the Extended Market Index Fund, the Nasdaq-100 Index  Fund,
           the Global Titans Index Fund, and the Capital Growth Fund
           (filed herewith)                                                194

6         Not Applicable

7   (a)   Custodian Agreement dated November 3, 1982 (1)
    (b)   Letter Agreement dated April 20, 1987 adding Income Stock Fund (1)
    (c)   Amendment No. 1 to the Custodian Contract dated October 30, 1987 (1)
    (d)   Amendment to the Custodian Contract dated November 3, 1988 (1)
    (e)   Amendment to the Custodian Contract dated February 6, 1989 (1)
    (f)   Amendment to the Custodian Contract dated November 8, 1993 (1)
    (g)   Letter Agreement dated June 1, 1993 adding Growth & Income
           Fund and Short-Term Bond Fund (1)
    (h)   Subcustodian Agreement dated March 24, 1994 (3)
    (i)   Custodian Agreement  dated May 1, 1996 with respect to the S&P
           500 Index  Fund (5)
    (j)   Subcustodian Agreement dated May 1, 1996 with respect to the
           S&P 500  Index  Fund  (5)
    (k)   Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index  Fund (5)
    (l)   Amendment to Custodian  Contract dated May 13, 1996 (5)
    (m)   Letter  Agreement to the Custodian Agreement dated August 1,
           1997 with respect to the Science & Technology Fund and
           First Start Growth Fund (9)
    (n) Letter Agreement to the Custodian Agreement dated August 2, 1999 with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (o)   Form of Custody Letter Agreement  with respect to the Extended
           Market Index Fund (filed herewith)                              196
    (p)   Form of Addendum to Custody Letter Agreement with respect to
           the Extended Market Index Fund (filed herewith)                 200
    (q)   Form of Letter Agreement to the Custodian Agreement with
           respect to the Nasdaq-100 Index Fund, the Global Titans
           Index Fund, and the Capital Growth Fund (filed herewith)        217

8   (a)   Articles of Merger dated January 30, 1981 (1)
    (b)   Transfer Agency Agreement dated January 23, 1992 (1)
    (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term
           Bond Fund (1)
    (d) Amendments dated January 1, 1999 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, Short-Term Bond Fund, Science & Technology Fund, and First Start Growth Fund (15)
    (e)   Amendment No. 1 to Transfer Agency Agreement dated November
           14, 1995(2)
    (f) Third Party Feeder Fund Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (g) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (h) Transfer Agency Agreement Fee Schedule dated May 1, 2000 for S&P 500 Index Fund (16)

EXHIBIT                              ITEM                            PAGE NO.*

    (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($500,000,000)(16)
    (j)   Master Revolving Credit Facility Agreement with Bank of
           America dated January 12, 2000 (16)
    (k)   Letter  Agreement to Transfer  Agency  Agreement dated
           August 1, 1997 adding Science & Technology Fund and First
           Start Growth Fund (9)
    (l) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($250,000,000) (16)
    (m)   Letter Agreement to Transfer Agency Agreement dated August 2,
           1999 adding Intermediate-Term Bond Fund, High-Yield
           Opportunities Fund and Small Cap Stock Fund (15)
    (n)   Transfer Agency Agreement Fee Schedule for Intermediate-Term
           Bond Fund (15)
    (o)   Transfer Agency Agreement Fee Schedule for High-Yield
           Opportunities Fund (15)
    (p)   Transfer Agency Agreement Fee Schedule for Small Cap Stock
           Fund (15)
    (q)   Form of Master-Feeder Participation Agreement with respect
           to the Extended Market Index  Fund (filed herewith)             219
    (r)   Form of Letter Agreement to the Transfer Agency Agreement
           adding the Extended Market Index Fund, the Nasdaq-100
           Index Fund, the Global Titans Index Fund, and the
           Capital Growth Fund (filed herewith)                            234
    (s)   Form of Transfer Agency Agreement Fee Schedule for the
           Extended Market Index Fund (filed herewith)                     236
    (t)   Form of Transfer Agency Agreement Fee Schedule for the
           Nasdaq-100 Index Fund (filed herewith)                          238
    (u)   Form of Transfer Agency Agreement Fee Schedule for
           Global  Titans  Index Fund (filed  herewith)                    240
    (v)   Form of Transfer Agency Agreement Fee Schedule for Capital
           Growth  Fund  (filed  herewith)                                 242
    (w)   Form of license Agreement for Nasdaq-100 Index Fund
           (filed  herewith)                                               244
    (x)   Form of License  Agreement for Global Titans Index
           Fund (filed herewith)                                           262
    (y)   Form of Sub-license Agreement for the Extended Market Index
           Fund (filed herewith)                                           278
    (z)   Form of Commodity Customer's Agreement for the Nasdaq-100
           Index Fund and Global Titans Index Fund (file herewith)         284

9   (a)   Opinion of Counsel with respect to the Growth Fund, Income
           Fund, Money Market Fund, Income Stock Fund, Growth & Income
           Fund, and Short-Term Bond Fund (2)
    (b)   Opinion of Counsel with respect to the S&P 500 Index Fund (16)
    (c)   Opinion of Counsel with respect to the Aggressive Growth
           Fund (6)
    (d) Consent of Counsel with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund,
           Income Fund, Short-Term Bond Fund, Money   Market Fund,
           Science & Technology Fund, and First Start Growth Fund (15)
    (e)   Opinion of Counsel with respect to the Science & Technology
           Fund and First Start  Growth Fund (8)
    (g)   Opinion of Counsel with respect to the Intermediate-Term Bond
           Fund, High-Yield  Opportunities Fund, and  Small Cap Stock
           Fund  (14)
    (h)   Consent of Counsel with respect to the S&P 500 Index Fund
           (filed  herewith)                                               304
    (i)   Opinion and  Consent of Counsel  with  respect to the
           Extended Market Index Fund, the Nasdaq-100 Index Fund,
           the Global Titans Index Fund, and the Capital Growth Fund
           (filed herewith)                                                306

EXHIBIT                           ITEM                               PAGE NO.*

10        Independent Accountants' Consent with respect to the S&P 500
           Index Fund  (filed herewith)                                    308

11        Omitted financial statements - Not Applicable

12        SUBSCRIPTIONS AND INVESTMENT LETTERS
    (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
    (b)   Subscription and Investment Letter for S&P 500 Index Fund (5)
    (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
    (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (e) Form of Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans
           Index Fund, and Capital Growth Fund (17)

13        12b-1 Plans - Not Applicable

14        18f-3 Plans - Not Applicable

15        Plan Adopting Multiple Classes of Shares - Not Applicable

16        CODE OF ETHICS
    (a)   USAA Investment Management Company (filed herewith)              310
    (b)   Bankers Trust Company (16)
    (c)   Merrill Lynch Investment Managers (filed herewith)               329
    (d)   Barclays Global Investors, N.A. (filed herewith)                 341

17        POWERS OF ATTORNEY
    (a)   Powers of Attorney for Sherron A. Kirk, David G. Peebles, Robert
           L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 and Michael J.C. Roth dated April 22, 2000 (16)
    (b) With respect to the S&P 500 Index Fund, Powers of Attorney for John Y. Keffer, Charles A. Rizzo, Charles P. Biggar, S. Leland Dill, Richard T. Hale, Richard J. Herring, Bruce E. Langton, Martin J. Gruber, Philip Saunders, Jr., and Harry Van Benscoten, Trustees of the Equity 500 Index Portfolio, dated September
           8, 1999 (16)
    (e)   Power of Attorney for Robert G. Davis dated July 19, 2000 (17)

-------------------------------------------------------------------------------
  (1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

  (2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

  (3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

  (4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

  (5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

  (6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

  (7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

  (8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on
          May 16, 1997.

  (9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

 (10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on
          February 26, 1998.

 (11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

 (12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

 (13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

 (14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

 (15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

 (16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

 (17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

* Refers to sequentially numbered page